UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report October 31, 2025

Nuveen Dividend Value Fund
Class A Shares/FFEIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$99	0.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 8.87% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.87%	13.64%	9.10%

Class A Shares at maximum sales charge (Offering Price)	2.63%	12.30%	8.46%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678887_AR_1025 4966786

3

Annual Shareholder Report October 31, 2025

Nuveen Dividend Value Fund
Class C Shares/FFECX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$177	1.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 7.99% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	7.99%	12.78%	8.44%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678317_AR_1025 4966786

3

Annual Shareholder Report October 31, 2025

Nuveen Dividend Value Fund
Class R6 Shares/FFEFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$64	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 9.23% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.23%	14.03%	9.49%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690130_AR_1025 4966786

3

Annual Shareholder Report October 31, 2025

Nuveen Dividend Value Fund
Class I Shares/FAQIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$73	0.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 9.14% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.14%	13.93%	9.37%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678879_AR_1025 4966786

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Select Fund
Class A Shares/FLRAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$110	1.01%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Select Fund returned 17.84% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an overweight to Las Vegas Sands Corp.

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including out‑of‑benchmark positions in Vertiv Holdings Co. and nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including lack of exposure to Palantir Technologies Inc., an out‑of‑benchmark position in Marvell Technology, Inc. and an underweight to Micron Technology, Inc.

•
Security selection in the financials sector, including overweights to Fidelity National Information Services, Inc., KKR & Co Inc. and Fiserv, Inc.

•
Overweight position and security selection in the health care sector, including overweights to UnitedHealth Group Incorporated and Cigna Group, as well as an out‑of‑benchmark position in Novo Nordisk A/S.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	17.84%	16.72%	13.67%

Class A Shares at maximum sales charge (Offering Price)	11.06%	15.34%	12.99%

S&P 500® Index	21.45%	17.64%	14.64%

Lipper Large‑Cap Core Funds Classification Average	17.79%	15.79%	13.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$49,431,771

Total number of portfolio holdings	57

Portfolio turnover (%)	70%

Total management fees paid for the year	$ 302,503

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690296_AR_1025 4966802

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Select Fund
Class C Shares/FLYCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$191	1.76%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Select Fund returned 16.94% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an overweight to Las Vegas Sands Corp.

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including out‑of‑benchmark positions in Vertiv Holdings Co. and nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including lack of exposure to Palantir Technologies Inc., an out‑of‑benchmark position in Marvell Technology, Inc. and an underweight to Micron Technology, Inc.

•
Security selection in the financials sector, including overweights to Fidelity National Information Services, Inc., KKR & Co Inc. and Fiserv, Inc.

•
Overweight position and security selection in the health care sector, including overweights to UnitedHealth Group Incorporated and Cigna Group, as well as an out‑of‑benchmark position in Novo Nordisk A/S.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	16.94%	15.84%	12.99%

S&P 500® Index	21.45%	17.64%	14.64%

Lipper Large‑Cap Core Funds Classification Average	17.79%	15.79%	13.24%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$49,431,771

Total number of portfolio holdings	57

Portfolio turnover (%)	70%

Total management fees paid for the year	$ 302,503

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690312_AR_1025 4966802

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Select Fund
Class I Shares/FLRYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$83	0.76%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Select Fund returned 18.13% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an overweight to Las Vegas Sands Corp.

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including out‑of‑benchmark positions in Vertiv Holdings Co. and nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including lack of exposure to Palantir Technologies Inc., an out‑of‑benchmark position in Marvell Technology, Inc. and an underweight to Micron Technology, Inc.

•
Security selection in the financials sector, including overweights to Fidelity National Information Services, Inc., KKR & Co Inc. and Fiserv, Inc.

•
Overweight position and security selection in the health care sector, including overweights to UnitedHealth Group Incorporated and Cigna Group, as well as an out‑of‑benchmark position in Novo Nordisk A/S.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	18.13%	17.01%	13.95%

S&P 500® Index	21.45%	17.64%	14.64%

Lipper Large‑Cap Core Funds Classification Average	17.79%	15.79%	13.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$49,431,771

Total number of portfolio holdings	57

Portfolio turnover (%)	70%

Total management fees paid for the year	$ 302,503

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690338_AR_1025 4966802

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Opportunities Fund
(Formerly known as Nuveen Mid Cap Value 1 Fund)
Class A Shares/FASEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$117	1.13%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Opportunities Fund returned 7.54% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.54%	14.49%	9.51%

Class A Shares at maximum sales charge (Offering Price)	1.36%	13.14%	8.86%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	8.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$ 2,995,921

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.

•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678853_AR_1025 4966821

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Opportunities Fund
(Formerly known as Nuveen Mid Cap Value 1 Fund)
Class C Shares/FACSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$194	1.88%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Opportunities Fund returned 6.72% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.72%	13.63%	8.85%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	8.70%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$ 2,995,921

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.

•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678333_AR_1025 4966821

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Opportunities Fund
(Formerly known as Nuveen Mid Cap Value 1 Fund)
Class R6 Shares/FMVQX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$79	0.76%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•
The Nuveen Mid Cap Value Opportunities Fund returned 7.95% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 20, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/20/18)

Class R6 Shares at NAV	7.95%	14.93%	8.50%

Russell 3000® Index	20.81%	16.74%	14.07%

Russell Midcap® Value Index	7.86%	13.23%	8.35%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	7.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$2,995,921

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693555_AR_1025 4966821

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Opportunities Fund
(Formerly known as Nuveen Mid Cap Value 1 Fund)
Class I Shares/FSEIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$91	0.88%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Opportunities Fund returned 7.79% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.79%	14.77%	9.78%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	8.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$2,995,921

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.

•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678663_AR_1025 4966821

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Growth Opportunities Fund
Class A Shares/FRMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$130	1.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Growth Opportunities Fund returned 16.13% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 2000 Growth Index, which returned 18.81%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Security selection in the financials sector, including overweights to FirstCash Holdings, Inc. and Palomar Holdings, Inc.

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd. and Rigetti Computing, Inc., as well as out‑of‑benchmark positions in Lumentum Holdings, Inc. and Rubrik, Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to Lantheus Holdings Inc. and PROCEPT BioRobotics Corp., as well as an out‑of‑benchmark position in MoonLake Immunotherapeutics.

•
Security selection in the industrials sector, including an underweight to Bloom Energy Corporation, lack of exposure to Rocket Lab Corporation and an overweight to Fluor Corporation.

•
Security selection in the materials sector, including an overweight to Knife River Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	16.13%	9.04%	11.31%

Class A Shares at maximum sales charge (Offering Price)	9.47%	7.76%	10.65%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Growth Index	18.81%	8.94%	9.65%

Lipper Small‑Cap Growth Funds Classification Average	11.43%	7.07%	10.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$316,486,462

Total number of portfolio holdings	81

Portfolio turnover (%)	91%

Total management fees paid for the year	$ 1,923,964

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690767_AR_1025 4966827

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Growth Opportunities Fund
Class R6 Shares/FMPFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$88	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Growth Opportunities Fund returned 16.64% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 2000 Growth Index, which returned 18.81%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Security selection in the financials sector, including overweights to FirstCash Holdings, Inc. and Palomar Holdings, Inc.

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd. and Rigetti Computing, Inc., as well as out‑of‑benchmark positions in Lumentum Holdings, Inc. and Rubrik, Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to Lantheus Holdings Inc. and PROCEPT BioRobotics Corp., as well as an out‑of‑benchmark position in MoonLake Immunotherapeutics.

•
Security selection in the industrials sector, including an underweight to Bloom Energy Corporation, lack of exposure to Rocket Lab Corporation and an overweight to Fluor Corporation.

•
Security selection in the materials sector, including an overweight to Knife River Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	16.64%	9.48%	13.11%

Russell 3000® Index	20.81%	16.74%	14.90%

Russell 2000® Growth Index	18.81%	8.94%	10.71%

Lipper Small‑Cap Growth Funds Classification Average	11.43%	7.07%	11.06%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$316,486,462

Total number of portfolio holdings	81

Portfolio turnover (%)	91%

Total management fees paid for the year	$1,923,964

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693845_AR_1025 4966827

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Growth Opportunities Fund
Class I Shares/FIMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$103	0.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Growth Opportunities Fund returned 16.41% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 2000 Growth Index, which returned 18.81%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Security selection in the financials sector, including overweights to FirstCash Holdings, Inc. and Palomar Holdings, Inc.

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd. and Rigetti Computing, Inc., as well as out‑of‑benchmark positions in Lumentum Holdings, Inc. and Rubrik, Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to Lantheus Holdings Inc. and PROCEPT BioRobotics Corp., as well as an out‑of‑benchmark position in MoonLake Immunotherapeutics.

•
Security selection in the industrials sector, including an underweight to Bloom Energy Corporation, lack of exposure to Rocket Lab Corporation and an overweight to Fluor Corporation.

•
Security selection in the materials sector, including an overweight to Knife River Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	16.41%	9.32%	11.58%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Growth Index	18.81%	8.94%	9.65%

Lipper Small‑Cap Growth Funds Classification Average	11.43%	7.07%	10.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$316,486,462

Total number of portfolio holdings	81

Portfolio turnover (%)	91%

Total management fees paid for the year	$ 1,923,964

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690817_AR_1025 4966827

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Select Fund
Class A Shares/EMGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$126	1.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Select Fund returned 9.54% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Out‑of‑benchmark position in Lumentum Holdings, Inc.

•
Overweight to Rigetti Computing, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Knife River Corporation, Tronox Holdings Plc and Avient Corporation.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and overweights to Phreesia, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the energy sector, including an overweight to Northern Oil and Gas, Inc. and an out‑of‑benchmark position in Matador Resources Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.54%	12.11%	9.71%

Class A Shares at maximum sales charge (Offering Price)	3.20%	10.78%	9.06%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

Lipper Small-Cap Core Funds Classification Average	6.25%	12.00%	8.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$384,227,799

Total number of portfolio holdings	86

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 1,389,898

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690833_AR_1025 4966832

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Select Fund
Class R6 Shares/ASEFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$86	0.82%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Select Fund returned 9.96% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Out‑of‑benchmark position in Lumentum Holdings, Inc.

•
Overweight to Rigetti Computing, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Knife River Corporation, Tronox Holdings Plc and Avient Corporation.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and overweights to Phreesia, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the energy sector, including an overweight to Northern Oil and Gas, Inc. and an out‑of‑benchmark position in Matador Resources Company.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (February 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (2/28/18)

Class R6 Shares at NAV	9.96%	12.52%	9.34%

Russell 3000® Index	20.81%	16.74%	14.03%

Russell 2000® Index	14.41%	11.50%	8.11%

Lipper Small-Cap Core Funds Classification Average	6.25%	12.00%	7.60%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$384,227,799

Total number of portfolio holdings	86

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 1,389,898

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670693563_AR_1025 4966832

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Select Fund
Class I Shares/ARSTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	0.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Select Fund returned 9.81% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Out-of-benchmark position in Lumentum Holdings, Inc.

•
Overweight to Rigetti Computing, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Knife River Corporation, Tronox Holdings Plc and Avient Corporation.

•
Security selection in the health care sector, including an out-of-benchmark position in Acadia Healthcare Company, Inc. and overweights to Phreesia, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the energy sector, including an overweight to Northern Oil and Gas, Inc. and an out-of-benchmark position in Matador Resources Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Class I Shares at NAV	9.81%	12.40%	9.98%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

Lipper Small-Cap Core Funds Classification Average	6.25%	12.00%	8.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$384,227,799

Total number of portfolio holdings	86

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 1,389,898

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670690874_AR_1025 4966832

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Value Fund
Class A Shares/FSCAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$122	1.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 3.30% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out-of-benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out-of-benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out-of-benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out-of-benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	3.30%	13.49%	6.04%

Class A Shares at maximum sales charge (Offering Price)	(2.62)%	12.15%	5.41%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Value Index	9.87%	13.85%	8.66%

Lipper Small-Cap Value Funds Classification Average	5.69%	15.49%	8.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:

•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678309_AR_1025 4966842

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Value Fund
Class C Shares/FSCVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$197	1.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 2.51% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out-of-benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out-of-benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out-of-benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out-of-benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	2.51%	12.64%	5.41%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Value Index	9.87%	13.85%	8.66%

Lipper Small-Cap Value Funds Classification Average	5.69%	15.49%	8.48%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:

•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678341_AR_1025 4966842

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Value Fund
Class R6 Shares/FSCWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$79	0.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 3.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out‑of‑benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out‑of‑benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out‑of‑benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out‑of‑benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	3.73%	13.96%	6.48%

Russell 3000® Index	20.81%	16.74%	14.90%

Russell 2000® Value Index	9.87%	13.85%	8.92%

Lipper Small‑Cap Value Funds Classification Average	5.69%	15.49%	9.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:

•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693837_AR_1025 4966842

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Value Fund
Class I Shares/FSCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$97	0.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 3.53% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out‑of‑benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out‑of‑benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out‑of‑benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out‑of‑benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.53%	13.78%	6.30%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Value Index	9.87%	13.85%	8.66%

Lipper Small‑Cap Value Funds Classification Average	5.69%	15.49%	8.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:

•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678200_AR_1025 4966842

3

Annual Shareholder Report October 31, 2025

Nuveen Small/Mid Cap Growth Opportunities Fund
(Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class A Shares/FRSLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$120	1.13%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small/Mid Cap Growth Opportunities Fund returned 12.29% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Small/Mid Cap Growth Opportunities Fund Linked Benchmark, which returned 24.05%. The Small/Mid Cap Growth Opportunities Fund Linked Benchmark consists of the linked returns between the Russell 2500 Growth Index (effective March 1, 2025) and the Russell Mid Cap Growth Index (through February 28, 2025).

•
Top contributors to relative performance

•
Overweight to Rigetti Computing, Inc., Credo Technology Group Holding Ltd. and Lumentum Holdings, Inc.

•
Out‑of‑benchmark position in Axon Enterprise Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to PROCEPT BioRobotics Corp. and Masimo Corporation, as well as an out‑of‑benchmark position in Globus Medical Inc.

•
Security selection in the information technology sector, including lack of exposure to AppLovin Corp., an underweight to Palantir Technologies Inc. and an overweight to Onto Innovation, Inc.

•
Security selection in the industrials sector, including lack of exposure to Bloom Energy Corporation and Comfort Systems USA, Inc., as well as an overweight to Tetra Tech, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	12.29%	5.31%	8.84%

Class A Shares at maximum sales charge (Offering Price)	5.83%	4.07%	8.20%

Russell 3000® Index	20.81%	16.74%	14.08%

Small/Mid Cap Growth Opportunities Linked Benchmark*	24.05%	11.99%	13.06%

Lipper Mid‑Cap Growth Funds Classification Average	12.47%	7.73%	10.68%
* Small/Mid Cap Growth Opportunities Linked Benchmark consists of the performance of the Russell Mid Cap Growth Index through February 28, 2025 and the Russell 2500 Growth Index starting on March 1, 2025.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$168,056,732

Total number of portfolio holdings	81

Portfolio turnover (%)	119%

Total management fees paid for the year	$ 1,313,146

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:

•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

•
Portfolio manager updates: Effective February 28, 2025, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Jon Loth, CFA and Tom Conklin, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690718_AR_1025 4966858

3

Annual Shareholder Report October 31, 2025

Nuveen Small/Mid Cap Growth Opportunities Fund
(Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class R6 Shares/FMEFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$85	0.80%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small/Mid Cap Growth Opportunities Fund returned 12.64% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Small/Mid Cap Growth Opportunities Fund Linked Benchmark, which returned 24.05%. The Small/Mid Cap Growth Opportunities Fund Linked Benchmark consists of the linked returns between the Russell 2500 Growth Index (effective March 1, 2025) and the Russell Mid Cap Growth Index (through February 28, 2025).

•
Top contributors to relative performance

•
Overweight to Rigetti Computing, Inc., Credo Technology Group Holding Ltd. and Lumentum Holdings, Inc.

•
Out‑of‑benchmark position in Axon Enterprise Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to PROCEPT BioRobotics Corp. and Masimo Corporation, as well as an out‑of‑benchmark position in Globus Medical Inc.

•
Security selection in the information technology sector, including lack of exposure to AppLovin Corp., an underweight to Palantir Technologies Inc. and an overweight to Onto Innovation, Inc.

•
Security selection in the industrials sector, including lack of exposure to Bloom Energy Corporation and Comfort Systems USA, Inc., as well as an overweight to Tetra Tech, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.64%	5.65%	9.23%

Russell 3000® Index	20.81%	16.74%	14.08%

Small/Mid Cap Growth Opportunities Linked Benchmark*	24.05%	11.99%	13.06%

Lipper Mid‑Cap Growth Funds Classification Average	12.47%	7.73%	10.68%
* Small/Mid Cap Growth Opportunities Linked Benchmark consists of the performance of the Russell Mid Cap Growth Index through February 28, 2025 and the Russell 2500 Growth Index starting on March 1, 2025.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$168,056,732

Total number of portfolio holdings	81

Portfolio turnover (%)	119%

Total management fees paid for the year	$ 1,313,146

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:

•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

•
Portfolio manager updates: Effective February 28, 2025, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Jon Loth, CFA and Tom Conklin, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690114_AR_1025 4966858

3

Annual Shareholder Report October 31, 2025

Nuveen Small/Mid Cap Growth Opportunities Fund
(Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class I Shares/FISGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.88%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small/Mid Cap Growth Opportunities Fund returned 12.55% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Small/Mid Cap Growth Opportunities Fund Linked Benchmark, which returned 24.05%. The Small/Mid Cap Growth Opportunities Fund Linked Benchmark consists of the linked returns between the Russell 2500 Growth Index (effective March 1, 2025) and the Russell Mid Cap Growth Index (through February 28, 2025).

•
Top contributors to relative performance

•
Overweight to Rigetti Computing, Inc., Credo Technology Group Holding Ltd. and Lumentum Holdings, Inc.

•
Out‑of‑benchmark position in Axon Enterprise Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to PROCEPT BioRobotics Corp. and Masimo Corporation, as well as an out‑of‑benchmark position in Globus Medical Inc.

•
Security selection in the information technology sector, including lack of exposure to AppLovin Corp., an underweight to Palantir Technologies Inc. and an overweight to Onto Innovation, Inc.

•
Security selection in the industrials sector, including lack of exposure to Bloom Energy Corporation and Comfort Systems USA, Inc., as well as an overweight to Tetra Tech, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	12.55%	5.57%	9.11%

Russell 3000® Index	20.81%	16.74%	14.08%

Small/Mid Cap Growth Opportunities Linked Benchmark*	24.05%	11.99%	13.06%

Lipper Mid‑Cap Growth Funds Classification Average	12.47%	7.73%	10.68%
* Small/Mid Cap Growth Opportunities Linked Benchmark consists of the performance of the Russell Mid Cap Growth Index through February 28, 2025 and the Russell 2500 Growth Index starting on March 1, 2025.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$168,056,732

Total number of portfolio holdings	81

Portfolio turnover (%)	119%

Total management fees paid for the year	$ 1,313,146

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.

•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:

•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

•
Portfolio manager updates: Effective February 28, 2025, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Jon Loth, CFA and Tom Conklin, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690759_AR_1025 4966858

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Funds, Inc.

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
October 31, 2025	$122,905	$0	$23,125	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

October 31, 2024	$122,815	$0	$9,200	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
October 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

October 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
October 31, 2025	$23,125	$0	$11,376,794	$11,399,919
October 31, 2024	$9,200	$0	$0	$9,200

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen Dividend Value Fund, Nuveen
Large Cap Select Fund, Nuveen Mid Cap Value Opportunities Fund, Nuveen Small Cap Growth Opportunities Fund,
Nuveen Small Cap Select Fund, Nuveen Small Cap Value Fund and Nuveen Small/Mid Cap Growth Opportunities
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Dividend Value Fund, Nuveen Large Cap Select Fund, Nuveen Mid Cap Value Opportunities Fund, Nuveen
Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Small Cap Value Fund and Nuveen
Small/Mid Cap Growth Opportunities Fund (seven of the funds constituting Nuveen Investment Funds, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended
October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended October
31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments October 31, 2025
Dividend Value
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
3174967856 COMMON STOCKS - 99.7% 3174967856
BANKS - 6.7%
815,161 Bank of America Corp $ 43,570,356
734,470 Citigroup Inc 74,350,398
839,436 Fifth Third Bancorp 34,937,326
695,327 Wells Fargo & Co 60,472,589
TOTAL BANKS 213,330,669
CAPITAL GOODS - 13.9%
209,062 Dover Corp 37,936,390
133,843 Eaton Corp PLC 51,069,135
349,196 Emerson Electric Co 48,737,286
287,830 Honeywell International Inc 57,948,814
165,934 ITT Inc 30,709,405
295,197 Johnson Controls International plc 33,767,585
191,975 nVent Electric PLC 21,952,341
70,107 Parker-Hannifin Corp 54,180,793
253,227 Regal Rexnord Corp 35,677,152
114,106 Vertiv Holdings Co, Class A 22,006,483
231,031 Westinghouse Air Brake Technologies Corp 47,231,978
TOTAL CAPITAL GOODS 441,217,362
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
180,057 Waste Management Inc 35,969,987
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 35,969,987
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.2%
416,859 (a) Amazon.com Inc 101,805,305
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 101,805,305
CONSUMER SERVICES - 3.2%
163,459 (a) Expedia Group Inc 35,960,980
408,444 Travel + Leisure Co 25,642,114
331,440 (a) Wynn Resorts Ltd 39,438,046
TOTAL CONSUMER SERVICES 101,041,140
ENERGY - 4.5%
660,173 ConocoPhillips 58,662,973
2,523,036 Permian Resources Corp 31,689,332
685,380 Shell PLC, ADR 51,348,670
TOTAL ENERGY 141,700,975
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.2%
384,466 Crown Castle Inc 34,686,523
170,776 EastGroup Properties Inc 29,805,535
169,815 Extra Space Storage Inc 22,677,095
476,241 Prologis Inc 59,096,746
1,266,311 Sabra Health Care REIT Inc 22,565,662
645,158 Ventas Inc 47,606,209
1,537,170 VICI Properties Inc 46,099,728
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 262,537,498
FINANCIAL SERVICES - 8.9%
291,872 Capital One Financial Corp 64,208,921
676,141 Fidelity National Information Services Inc 42,272,335
196,648 Intercontinental Exchange Inc 28,767,636
349,899 KKR & Co Inc 41,403,549
71,188 Mastercard Inc, Class A 39,295,064
440,193 OneMain Holdings Inc 26,055,024
576,882 Synchrony Financial 42,908,483
TOTAL FINANCIAL SERVICES 284,911,012
FOOD, BEVERAGE & TOBACCO - 3.2%
184,506 (a) Hershey Co/The 31,297,753
486,634 Philip Morris International Inc 70,235,885
TOTAL FOOD, BEVERAGE & TOBACCO 101,533,638

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 9.5%
457,587 Abbott Laboratories $ 56,566,905
193,653 Cigna Group/The 47,330,730
654,656 CVS Health Corp 51,161,366
121,539 Elevance Health Inc 38,552,171
175,146 (a) Tenet Healthcare Corp 36,165,897
115,280 UnitedHealth Group Inc 39,375,037
319,729 Zimmer Biomet Holdings Inc 32,151,948
TOTAL HEALTH CARE EQUIPMENT & SERVICES 301,304,054
INSURANCE - 1.5%
868,153 Fidelity National Financial Inc 47,956,772
TOTAL INSURANCE 47,956,772
MATERIALS - 2.4%
765,654 DuPont de Nemours Inc 62,515,649
312,750 Smurfit WestRock PLC 11,546,730
71,957 (a) Solstice Advanced Materials Inc 3,243,102
TOTAL MATERIALS 77,305,481
MEDIA & ENTERTAINMENT - 5.9%
575,369 Alphabet Inc, Class C 162,150,491
39,284 Meta Platforms Inc 25,469,781
TOTAL MEDIA & ENTERTAINMENT 187,620,272
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
290,071 Danaher Corp 62,475,492
1,625,339 (a) Elanco Animal Health Inc 36,001,259
65,951 (a) Regeneron Pharmaceuticals Inc 42,986,862
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 141,463,613
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
96,851 Applied Materials Inc 22,575,968
131,695 Broadcom Inc 48,678,423
393,620 Lam Research Corp 61,979,405
137,048 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 41,173,331
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 174,407,127
SOFTWARE & SERVICES - 5.4%
1,643,643 Gen Digital Inc 43,326,429
50,905 Intuit Inc 33,981,633
132,065 Microsoft Corp 68,384,578
59,240 Roper Technologies Inc 26,429,926
TOTAL SOFTWARE & SERVICES 172,122,566
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
325,479 TD SYNNEX Corp 50,934,209
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 50,934,209
TELECOMMUNICATION SERVICES - 1.9%
2,497,992 AT&T Inc 61,825,302
TOTAL TELECOMMUNICATION SERVICES 61,825,302
UTILITIES - 8.7%
716,283 Alliant Energy Corp 47,862,030
134,586 American Electric Power Co Inc 16,185,312
252,176 CMS Energy Corp 18,547,545
487,802 Duke Energy Corp 60,633,788
539,461 FirstEnergy Corp 24,723,498
870,795 NextEra Energy Inc 70,882,713
395,002 Southern Co/The 37,145,988
TOTAL UTILITIES 275,980,874
TOTAL COMMON STOCKS
(Cost $2,536,428,502) 3,174,967,856
TOTAL LONG-TERM INVESTMENTS
(Cost $2,536,428,502) 3,174,967,856

Portfolio of Investments October 31, 2025
(continued)
Dividend Value

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
4638693 REPURCHASE AGREEMENTS - 0.1% 4638693
$ 4,475,000 (b) Fixed Income Clearing Corporation 4 .120% 11/03/25 $ 4,475,000
163,693 (c) Fixed Income Clearing Corporation 1 .160 11/03/25 163,693
TOTAL REPURCHASE AGREEMENTS
(Cost $4,638,693) 4,638,693
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,638,693) 4,638,693
TOTAL INVESTMENTS - 99.8%
(Cost $2,541,067,195) 3,179,606,549
OTHER ASSETS & LIABILITIES, NET -  0.2% 6,330,736
NET ASSETS - 100% $ 3,185,937,285
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $4,476,536 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $4,564,613.
(c) Agreement with Fixed Income Clearing Corporation, 1.160% dated 10/31/25 to be repurchased at $163,709 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/35, valued at $167,081.

Portfolio of Investments October 31, 2025
Large Cap Select
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
49269297 COMMON STOCKS - 99.7% 49269297
BANKS - 1.8%
8,968 Citigroup Inc $ 907,831
TOTAL BANKS 907,831
CAPITAL GOODS - 11.2%
2,392 Dover Corp 434,052
1,716 Eaton Corp PLC 654,757
3,110 Emerson Electric Co 434,063
3,876 Honeywell International Inc 780,355
6,113 Johnson Controls International plc 699,266
5,243 nVent Electric PLC 599,537
798 Parker-Hannifin Corp 616,718
2,998 Regal Rexnord Corp 422,388
1,961 Vertiv Holdings Co, Class A 378,199
2,390 Westinghouse Air Brake Technologies Corp 488,612
TOTAL CAPITAL GOODS 5,507,947
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
3,648 Waste Management Inc 728,761
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 728,761
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
10,877 (a) Amazon.com Inc 2,656,381
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,656,381
CONSUMER SERVICES - 1.0%
2,340 (a) Expedia Group Inc 514,800
TOTAL CONSUMER SERVICES 514,800
ENERGY - 2.1%
6,779 ConocoPhillips 602,382
5,574 Shell PLC, ADR 417,604
TOTAL ENERGY 1,019,986
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
6,424 Prologis Inc 797,154
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 797,154
FINANCIAL SERVICES - 8.0%
4,099 Capital One Financial Corp 901,739
6,335 Fidelity National Information Services Inc 396,064
3,530 Intercontinental Exchange Inc 516,404
4,875 KKR & Co Inc 576,859
1,884 Mastercard Inc, Class A 1,039,949
6,900 Synchrony Financial 513,222
TOTAL FINANCIAL SERVICES 3,944,237
FOOD, BEVERAGE & TOBACCO - 1.4%
4,684 Philip Morris International Inc 676,042
TOTAL FOOD, BEVERAGE & TOBACCO 676,042
HEALTH CARE EQUIPMENT & SERVICES - 8.8%
4,789 Abbott Laboratories 592,016
5,737 (a) Boston Scientific Corp 577,831
2,631 Cigna Group/The 643,043
8,649 CVS Health Corp 675,919
1,621 Elevance Health Inc 514,181
2,902 (a) Tenet Healthcare Corp 599,234
816 UnitedHealth Group Inc 278,713
4,611 Zimmer Biomet Holdings Inc 463,682
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,344,619
INSURANCE - 1.9%
9,923 Fidelity National Financial Inc 548,146
2,307 Marsh & McLennan Cos Inc 410,992
TOTAL INSURANCE 959,138

Portfolio of Investments October 31, 2025
(continued)
Large Cap Select

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS - 1.9%
11,039 DuPont de Nemours Inc $ 901,334
969 (a) Solstice Advanced Materials Inc 43,673
TOTAL MATERIALS 945,007
MEDIA & ENTERTAINMENT - 8.8%
10,613 Alphabet Inc, Class C 2,990,956
2,106 Meta Platforms Inc 1,365,425
TOTAL MEDIA & ENTERTAINMENT 4,356,381
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
3,498 Danaher Corp 753,399
28,351 (a) Elanco Animal Health Inc 627,975
903 (a) Regeneron Pharmaceuticals Inc 588,575
1,010 (a) United Therapeutics Corp 449,884
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,419,833
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.4%
6,440 Broadcom Inc 2,380,417
7,390 Lam Research Corp 1,163,630
19,510 NVIDIA Corp 3,950,580
2,010 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 603,864
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,098,491
SOFTWARE & SERVICES - 12.1%
16,620 Gen Digital Inc 438,103
1,381 Intuit Inc 921,887
8,156 Microsoft Corp 4,223,258
835 Roper Technologies Inc 372,535
TOTAL SOFTWARE & SERVICES 5,955,783
TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
7,151 Apple Inc 1,933,416
4,823 TD SYNNEX Corp 754,751
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,688,167
TELECOMMUNICATION SERVICES - 0.9%
18,665 AT&T Inc 461,959
TOTAL TELECOMMUNICATION SERVICES 461,959
UTILITIES - 4.6%
6,586 Duke Energy Corp 818,640
10,640 NextEra Energy Inc 866,096
6,402 Southern Co/The 602,044
TOTAL UTILITIES 2,286,780
TOTAL COMMON STOCKS
(Cost $31,445,929) 49,269,297
TOTAL LONG-TERM INVESTMENTS
(Cost $31,445,929) 49,269,297
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
150,000 REPURCHASE AGREEMENTS - 0.3% 150,000
$ 150,000 (b) Fixed Income Clearing Corporation 4 .120% 11/03/25 150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $150,000) 150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $150,000) 150,000
TOTAL INVESTMENTS - 100.0%
(Cost $31,595,929) 49,419,297
OTHER ASSETS & LIABILITIES, NET -  0.0% 12,474
NET ASSETS - 100% $ 49,431,771
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $150,052 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $153,071.

Portfolio of Investments October 31, 2025
Mid Cap Value Opportunities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.5%
344764226 COMMON STOCKS - 100.5% 344764226
BANKS - 5.7%
59,173 East West Bancorp Inc $ 6,011,977
183,793 Fifth Third Bancorp 7,649,464
32,687 M&T Bank Corp 6,010,159
TOTAL BANKS 19,671,600
CAPITAL GOODS - 20.1%
15,660 Carlisle Cos Inc 5,090,283
100,114 Carrier Global Corp 5,955,782
42,102 Crane Co 7,999,380
29,192 Dover Corp 5,297,180
16,188 Hubbell Inc 7,608,360
23,921 ITT Inc 4,427,059
32,329 L3Harris Technologies Inc 9,346,314
78,503 nVent Electric PLC 8,976,818
41,931 Owens Corning 5,338,236
33,979 WESCO International Inc 8,818,570
TOTAL CAPITAL GOODS 68,857,982
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
22,460 (a) AutoNation Inc 4,489,080
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,489,080
CONSUMER DURABLES & APPAREL - 4.1%
37,187 DR Horton Inc 5,543,838
17,605 Ralph Lauren Corp 5,627,615
41,875 Whirlpool Corp 2,999,506
TOTAL CONSUMER DURABLES & APPAREL 14,170,959
CONSUMER SERVICES - 2.5%
19,959 Darden Restaurants Inc 3,595,614
78,801 Travel + Leisure Co 4,947,127
TOTAL CONSUMER SERVICES 8,542,741
ENERGY - 5.4%
90,946 Baker Hughes Co 4,402,696
28,411 Diamondback Energy Inc 4,068,171
324,633 Permian Resources Corp 4,077,390
105,210 Williams Cos Inc/The 6,088,503
TOTAL ENERGY 18,636,760
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.9%
17,806 AvalonBay Communities Inc 3,096,820
44,334 Digital Realty Trust Inc 7,554,957
60,491 Regency Centers Corp 4,170,854
135,037 STAG Industrial Inc 5,167,866
89,696 Ventas Inc 6,618,668
176,709 Weyerhaeuser Co 4,064,307
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,673,472
FINANCIAL SERVICES - 6.2%
115,731 Jefferies Financial Group Inc 6,114,069
125,390 OneMain Holdings Inc 7,421,834
48,873 Raymond James Financial Inc 7,754,679
TOTAL FINANCIAL SERVICES 21,290,582
FOOD, BEVERAGE & TOBACCO - 2.1%
38,186 McCormick & Co Inc/MD 2,450,014
211,779 Primo Brands Corp 4,652,784
TOTAL FOOD, BEVERAGE & TOBACCO 7,102,798
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
12,130 Humana Inc 3,374,445
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,374,445

Portfolio of Investments October 31, 2025
(continued)
Mid Cap Value Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE - 5.4%
27,384 Allstate Corp/The $ 5,244,584
83,016 Arch Capital Group Ltd 7,165,111
81,629 Unum Group 5,993,201
TOTAL INSURANCE 18,402,896
MATERIALS - 5.1%
85,832 DuPont de Nemours Inc 7,008,183
21,420 Reliance Inc 6,049,650
61,759 Westlake Corp 4,249,637
TOTAL MATERIALS 17,307,470
MEDIA & ENTERTAINMENT - 2.0%
27,201 (a) Take-Two Interactive Software Inc 6,973,520
TOTAL MEDIA & ENTERTAINMENT 6,973,520
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
65,187 (a) BioMarin Pharmaceutical Inc 3,492,067
293,189 (a) Elanco Animal Health Inc 6,494,136
144,376 (a) Exelixis Inc 5,583,020
40,884 (a) Jazz Pharmaceuticals PLC 5,627,274
14,120 (a) United Therapeutics Corp 6,289,472
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,485,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
72,790 Microchip Technology Inc 4,543,552
27,338 (a) MKS Inc 3,928,744
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,472,296
SOFTWARE & SERVICES - 3.9%
27,566 (a) Check Point Software Technologies Ltd 5,394,115
175,303 Gen Digital Inc 4,620,987
13,730 VeriSign Inc 3,292,454
TOTAL SOFTWARE & SERVICES 13,307,556
TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
30,499 (a) Ciena Corp 5,792,370
77,912 Crane NXT Co 4,927,934
258,950 Hewlett Packard Enterprise Co 6,323,559
47,244 TD SYNNEX Corp 7,393,214
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 24,437,077
UTILITIES - 9.2%
119,646 Alliant Energy Corp 7,994,746
49,865 American Electric Power Co Inc 5,996,765
65,949 CMS Energy Corp 4,850,549
80,646 Eversource Energy 5,952,481
147,774 FirstEnergy Corp 6,772,482
TOTAL UTILITIES 31,567,023
TOTAL COMMON STOCKS
(Cost $239,311,351) 344,764,226
TOTAL LONG-TERM INVESTMENTS
(Cost $239,311,351) 344,764,226
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
1,550,000 REPURCHASE AGREEMENTS - 0.4% 1,550,000
$ 1,550,000 (b) Fixed Income Clearing Corporation 4 .120% 11/03/25 1,550,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,550,000) 1,550,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,550,000) 1,550,000
TOTAL INVESTMENTS - 100.9%
(Cost $240,861,351) 346,314,226
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (3,127,366)
NET ASSETS - 100% $ 343,186,860

See Notes to Financial Statements
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $1,550,532 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $1,581,181.

Portfolio of Investments October 31, 2025
Small Cap Growth Opportunities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.0%
303687137 COMMON STOCKS - 96.0% 303687137
AUTOMOBILES & COMPONENTS - 3.0%
32,698 (a) Modine Manufacturing Co $ 5,009,661
42,814 Patrick Industries Inc 4,468,497
TOTAL AUTOMOBILES & COMPONENTS 9,478,158
BANKS - 2.5%
59,066 Ameris Bancorp 4,230,307
40,740 Preferred Bank/Los Angeles CA 3,676,785
TOTAL BANKS 7,907,092
CAPITAL GOODS - 17.4%
12,628 (a) AeroVironment Inc 4,671,223
55,716 (a) Bloom Energy Corp, Class A 7,363,426
17,244 (a) Dycom Industries Inc 4,962,651
21,437 ESCO Technologies Inc 4,704,778
44,948 (a) Federal Signal Corp 5,305,212
34,968 (a) Granite Construction Inc 3,598,557
30,267 JBT Marel Corp 3,816,669
59,231 (a) Kratos Defense & Security Solutions Inc 5,366,329
29,391 (a) SPX Technologies Inc 6,580,351
72,949 (a) Trex Co Inc 3,524,896
109,891 (a) Zurn Elkay Water Solutions Corp 5,176,965
TOTAL CAPITAL GOODS 55,071,057
COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
41,862 (a) Casella Waste Systems Inc, Class A 3,707,717
83,969 (a) ExlService Holdings Inc 3,283,188
28,057 (a) Huron Consulting Group Inc 4,613,693
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,604,598
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
25,796 (a) Boot Barn Holdings Inc 4,892,211
29,053 (a) Ollie's Bargain Outlet Holdings Inc 3,509,893
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,402,104
CONSUMER DURABLES & APPAREL - 2.4%
143,840 Steven Madden Ltd 4,877,615
86,805 (a) Tri Pointe Homes Inc 2,764,739
TOTAL CONSUMER DURABLES & APPAREL 7,642,354
CONSUMER SERVICES - 3.7%
29,314 (a) Planet Fitness Inc 2,658,487
69,377 Red Rock Resorts Inc, Class A 3,698,488
28,941 (a) Stride Inc 1,969,145
15,555 Wingstop Inc 3,369,680
TOTAL CONSUMER SERVICES 11,695,800
ENERGY - 2.5%
68,683 Matador Resources Co 2,710,231
96,894 (a) Solaris Energy Infrastructure Inc 5,157,668
TOTAL ENERGY 7,867,899
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
137,151 CareTrust REIT Inc 4,752,282
15,945 EastGroup Properties Inc 2,782,881
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 7,535,163
FINANCIAL SERVICES - 4.8%
43,530 FirstCash Holdings Inc 6,899,505
60,879 (a) Moelis & Co, Class A 3,855,467
13,851 Piper Sandler Cos 4,422,070
TOTAL FINANCIAL SERVICES 15,177,042
HEALTH CARE EQUIPMENT & SERVICES - 12.4%
34,030 (a) Addus HomeCare Corp 3,977,767
234,523 (a),(b) Alphatec Holdings Inc 4,453,592
29,754 Ensign Group Inc/The 5,358,695
53,559 (a),(b) Establishment Labs Holdings Inc 2,568,154

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
61,160 (a) HealthEquity Inc $ 5,784,513
194,127 (a) Privia Health Group Inc 4,717,286
67,982 (a) RadNet Inc 5,165,952
223,143 (a) SI-BONE Inc 3,309,211
108,752 (a) Waystar Holding Corp 3,898,759
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,233,929
INSURANCE - 1.5%
19,511 (a) Palomar Holdings Inc 2,224,449
54,438 (a) Skyward Specialty Insurance Group Inc 2,481,829
TOTAL INSURANCE 4,706,278
MATERIALS - 2.3%
68,156 Commercial Metals Co 4,045,740
53,068 (a) Knife River Corp 3,208,491
TOTAL MATERIALS 7,254,231
MEDIA & ENTERTAINMENT - 1.3%
228,114 (a) Magnite Inc 4,078,678
591,081 (a),(c) Videopropulsion Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 4,084,589
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
118,794 (a) ADMA Biologics Inc 1,838,931
86,120 (a) Alkermes PLC 2,643,884
39,271 (a) ANI Pharmaceuticals Inc 3,557,953
38,230 (a) Axsome Therapeutics Inc 5,160,668
33,342 (a) Bridgebio Pharma Inc 2,088,543
41,399 (a) Crinetics Pharmaceuticals Inc 1,800,856
11,918 (a) Krystal Biotech Inc 2,353,924
4,276 (a) Madrigal Pharmaceuticals Inc 1,791,216
25,106 (a) Mirum Pharmaceuticals Inc 1,823,951
52,564 (a) Scholar Rock Holding Corp 1,556,946
43,174 (a) Ultragenyx Pharmaceutical Inc 1,493,820
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 26,110,692
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%
59,109 (a) Credo Technology Group Holding Ltd 11,090,031
22,185 (a) Impinj Inc 4,484,920
51,105 (a) Rambus Inc 5,255,638
117,547 (a) Rigetti Computing Inc 5,203,806
82,583 (a) Semtech Corp 5,604,082
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 31,638,477
SOFTWARE & SERVICES - 10.2%
35,543 (a) Agilysys Inc 4,459,225
92,793 (a) Braze Inc, Class A 2,659,447
213,683 (a) Cellebrite DI Ltd 3,645,432
18,131 (a) Commvault Systems Inc 2,524,198
64,568 (a) JFrog Ltd 3,065,689
129,737 (a),(b) nCino Inc 3,461,383
37,031 (a) Q2 Holdings Inc 2,287,034
145,195 (a) SentinelOne Inc, Class A 2,591,731
88,848 (a) Varonis Systems Inc 3,130,115
54,076 (a) Workiva Inc 4,597,001
TOTAL SOFTWARE & SERVICES 32,421,255
TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
21,705 Badger Meter Inc 3,916,667
58,190 (a) IonQ Inc 3,629,892
24,939 (a) Lumentum Holdings Inc 5,026,705
111,786 (a) Mirion Technologies Inc 3,283,155
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,856,419
TOTAL COMMON STOCKS
(Cost $241,293,240) 303,687,137
TOTAL LONG-TERM INVESTMENTS
(Cost $241,293,240) 303,687,137

Portfolio of Investments October 31, 2025
(continued)
Small Cap Growth Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
3,965,272 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060%(e) $ 3,965,272
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,965,272) 3,965,272
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.5%
11152493 REPURCHASE AGREEMENTS - 3.5% 11152493
$ 352,493 (f) Fixed Income Clearing Corporation 1 .160 11/03/25 352,493
10,800,000 (g) Fixed Income Clearing Corporation 4 .120 11/03/25 10,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,152,493) 11,152,493
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,152,493) 11,152,493
TOTAL INVESTMENTS - 100.7%
(Cost $256,411,005) 318,804,902
OTHER ASSETS & LIABILITIES, NET -  (0.7)% (2,318,440)
NET ASSETS - 100% $ 316,486,462
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $3,709,041.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 1.160% dated 10/31/25 to be repurchased at $352,527 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/35, valued at $359,735.
(g) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $10,803,708 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $11,016,132.

Portfolio of Investments October 31, 2025
Small Cap Select
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.3%
370023835 COMMON STOCKS - 96.3% 370023835
AUTOMOBILES & COMPONENTS - 1.6%
59,850 (a) Patrick Industries Inc $ 6,246,544
TOTAL AUTOMOBILES & COMPONENTS 6,246,544
BANKS - 10.3%
62,959 Ameris Bancorp 4,509,124
131,723 (b) Atlantic Union Bankshares Corp 4,283,632
96,924 Banner Corp 5,853,240
100,949 First Merchants Corp 3,581,670
171,482 Home BancShares Inc/AR 4,580,284
224,741 Old National Bancorp/IN 4,591,459
45,701 Preferred Bank/Los Angeles CA 4,124,515
43,312 UMB Financial Corp 4,629,187
25,190 Wintrust Financial Corp 3,275,204
TOTAL BANKS 39,428,315
CAPITAL GOODS - 17.4%
11,903 (b) AeroVironment Inc 4,403,039
52,388 Arcosa Inc 5,343,576
116,306 Atmus Filtration Technologies Inc 5,289,597
17,489 (b) Dycom Industries Inc 5,033,159
26,079 Enpro Inc 6,050,589
29,385 ESCO Technologies Inc 6,449,126
187,194 (b) Gates Industrial Corp PLC 4,133,244
39,902 (b) Granite Construction Inc 4,106,315
33,953 JBT Marel Corp 4,281,473
58,577 (b) Kratos Defense & Security Solutions Inc 5,307,076
29,959 (b) SPX Technologies Inc 6,707,521
86,616 (b) Trex Co Inc 4,185,285
20,084 (b) Watts Water Technologies Inc, Class A 5,474,898
TOTAL CAPITAL GOODS 66,764,898
COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
59,172 (b) Casella Waste Systems Inc, Class A 5,240,864
52,937 (b) Maximus Inc 4,400,123
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,640,987
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
26,158 (b) Boot Barn Holdings Inc 4,960,864
54,208 Signet Jewelers Ltd 5,358,461
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,319,325
CONSUMER DURABLES & APPAREL - 2.8%
185,000 Steven Madden Ltd 6,273,350
140,724 (b) Tri Pointe Homes Inc 4,482,059
TOTAL CONSUMER DURABLES & APPAREL 10,755,409
CONSUMER SERVICES - 2.7%
54,187 Boyd Gaming Corp 4,219,542
108,710 (b) Universal Technical Institute Inc 3,230,861
13,800 Wingstop Inc 2,989,494
TOTAL CONSUMER SERVICES 10,439,897
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
116,993 (b) Guardian Pharmacy Services Inc, Class A 3,280,484
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,280,484
ENERGY - 3.7%
124,250 Matador Resources Co 4,902,905
212,533 Northern Oil & Gas Inc 4,703,355
85,583 (b) Solaris Energy Infrastructure Inc 4,555,583
TOTAL ENERGY 14,161,843

Portfolio of Investments October 31, 2025
(continued)
Small Cap Select

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
203,132 CareTrust REIT Inc $ 7,038,524
28,283 EastGroup Properties Inc 4,936,232
135,485 STAG Industrial Inc 5,185,011
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,159,767
FINANCIAL SERVICES - 5.8%
449,896 BGC Group Inc, Class A 4,112,049
50,988 FirstCash Holdings Inc 8,081,599
332,675 Ladder Capital Corp 3,516,375
20,033 Piper Sandler Cos 6,395,736
TOTAL FINANCIAL SERVICES 22,105,759
HEALTH CARE EQUIPMENT & SERVICES - 8.8%
280,234 (a),(b) Alphatec Holdings Inc 5,321,644
85,887 (a),(b) Establishment Labs Holdings Inc 4,118,282
62,907 (b) HealthEquity Inc 5,949,744
69,088 (b) Merit Medical Systems Inc 6,047,963
191,329 (b) Phreesia Inc 4,331,688
63,635 (b) RadNet Inc 4,835,624
229,805 (b) SI-BONE Inc 3,408,008
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,012,953
INSURANCE - 0.8%
11,508 Primerica Inc 2,990,584
TOTAL INSURANCE 2,990,584
MATERIALS - 3.3%
110,977 Avient Corp 3,559,032
93,077 Commercial Metals Co 5,525,051
62,561 (b) Knife River Corp 3,782,438
TOTAL MATERIALS 12,866,521
MEDIA & ENTERTAINMENT - 2.1%
234,359 (b) Magnite Inc 4,190,339
115,695 (b) Ziff Davis Inc 3,922,060
TOTAL MEDIA & ENTERTAINMENT 8,112,399
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
122,947 (b) ADMA Biologics Inc 1,903,220
81,071 (b) Alkermes PLC 2,488,880
50,950 (b) ANI Pharmaceuticals Inc 4,616,070
34,877 (b) Axsome Therapeutics Inc 4,708,046
21,354 (b) Bridgebio Pharma Inc 1,337,615
38,114 (b) Crinetics Pharmaceuticals Inc 1,657,959
14,540 (b) Krystal Biotech Inc 2,871,795
3,416 (b) Madrigal Pharmaceuticals Inc 1,430,962
62,838 (b) Scholar Rock Holding Corp 1,861,262
41,654 (b) Ultragenyx Pharmaceutical Inc 1,441,228
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 24,317,037
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
30,241 (b) Credo Technology Group Holding Ltd 5,673,817
224,252 (b) Ichor Holdings Ltd 5,086,035
20,508 (b) Impinj Inc 4,145,897
94,886 (b) Rigetti Computing Inc 4,200,603
80,275 (b) Semtech Corp 5,447,462
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24,553,814
SOFTWARE & SERVICES - 6.1%
118,663 (b) Braze Inc, Class A 3,400,881
212,596 (b) Cellebrite DI Ltd 3,626,888
24,720 (b) Commvault Systems Inc 3,441,518
58,335 (b) Q2 Holdings Inc 3,602,770
207,982 (b) SentinelOne Inc, Class A 3,712,479
66,242 (b) Workiva Inc 5,631,232
TOTAL SOFTWARE & SERVICES 23,415,768

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
24,837 (b) Lumentum Holdings Inc $ 5,006,146
113,130 (b) Mirion Technologies Inc 3,322,628
32,350 (b) Plexus Corp 4,525,765
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,854,539
TRANSPORTATION - 1.1%
59,424 ArcBest Corp 4,416,392
TOTAL TRANSPORTATION 4,416,392
UTILITIES - 3.2%
81,502 Black Hills Corp 5,169,672
81,145 Spire Inc 7,010,928
TOTAL UTILITIES 12,180,600
TOTAL COMMON STOCKS
(Cost $332,406,599) 370,023,835
TOTAL LONG-TERM INVESTMENTS
(Cost $332,406,599) 370,023,835
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.2%
12,228,727 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060%(d) 12,228,727
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,228,727) 12,228,727
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
5353689 REPURCHASE AGREEMENTS - 1.4% 5353689
$ 178,689 (e) Fixed Income Clearing Corporation 1 .160 11/03/25 178,689
5,175,000 (f) Fixed Income Clearing Corporation 4 .120 11/03/25 5,175,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,353,689) 5,353,689
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,353,689) 5,353,689
TOTAL INVESTMENTS - 100.9%
(Cost $349,989,015) 387,606,251
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (3,378,452)
NET ASSETS - 100% $ 384,227,799
REIT Real Estate Investment Trust
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $12,619,094.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.160% dated 10/31/25 to be repurchased at $178,706 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/35, valued at $182,326.
(f) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $5,176,777 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $5,278,668.

Portfolio of Investments October 31, 2025
Small Cap Value
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
263684076 COMMON STOCKS - 99.7% 263684076
AUTOMOBILES & COMPONENTS - 1.2%
87,297 Standard Motor Products Inc $ 3,241,338
TOTAL AUTOMOBILES & COMPONENTS 3,241,338
BANKS - 18.9%
78,733 Ameris Bancorp 5,638,857
82,711 Banner Corp 4,994,917
86,510 Cathay General Bancorp 3,931,879
177,661 ConnectOne Bancorp Inc 4,274,524
125,697 First Merchants Corp 4,459,730
239,440 OceanFirst Financial Corp 4,353,019
247,049 Old Second Bancorp Inc 4,434,530
48,590 Pinnacle Financial Partners Inc 4,140,354
51,242 Preferred Bank/Los Angeles CA 4,624,590
43,827 UMB Financial Corp 4,684,230
35,097 Wintrust Financial Corp 4,563,312
TOTAL BANKS 50,099,942
CAPITAL GOODS - 11.0%
14,548 (a) Alamo Group Inc 2,600,019
31,415 Boise Cascade Co 2,214,443
41,719 EnerSys 5,263,269
405,942 (a) Hillman Solutions Corp 3,742,785
154,052 (a) Resideo Technologies Inc 6,593,426
316,176 (a) Stratasys Ltd 3,357,789
20,766 WESCO International Inc 5,389,400
TOTAL CAPITAL GOODS 29,161,131
COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
164,137 Deluxe Corp 2,972,521
51,881 Korn Ferry 3,356,701
29,743 (a) Willdan Group Inc 2,811,011
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,140,233
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
7,523 Group 1 Automotive Inc 2,990,693
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,990,693
CONSUMER DURABLES & APPAREL - 4.8%
132,411 La-Z-Boy Inc 4,197,429
26,550 (a) M/I Homes Inc 3,323,795
77,730 Steven Madden Ltd 2,635,824
33,569 Whirlpool Corp 2,404,547
TOTAL CONSUMER DURABLES & APPAREL 12,561,595
CONSUMER SERVICES - 0.8%
30,778 (a) Stride Inc 2,094,135
TOTAL CONSUMER SERVICES 2,094,135
ENERGY - 5.7%
47,149 Cactus Inc, Class A 2,082,571
128,516 (a) CNX Resources Corp 4,325,849
193,183 Magnolia Oil & Gas Corp, Class A 4,338,890
46,025 Matador Resources Co 1,816,146
115,382 Northern Oil & Gas Inc 2,553,404
TOTAL ENERGY 15,116,860
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.0%
186,406 Apple Hospitality REIT Inc 2,085,883
45,342 Centerspace 2,686,514
138,552 COPT Defense Properties 3,903,010
51,206 EPR Properties 2,510,118
97,321 Getty Realty Corp 2,669,515
438,414 LXP Industrial Trust 4,160,549
80,809 STAG Industrial Inc 3,092,560
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,108,149

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 6.1%
308,882 Ladder Capital Corp $ 3,264,883
67,418 OneMain Holdings Inc 3,990,471
14,341 Piper Sandler Cos 4,578,508
37,321 Stifel Financial Corp 4,419,926
TOTAL FINANCIAL SERVICES 16,253,788
FOOD, BEVERAGE & TOBACCO - 0.7%
85,024 Primo Brands Corp 1,867,977
TOTAL FOOD, BEVERAGE & TOBACCO 1,867,977
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
38,851 (a),(b) Acadia Healthcare Co Inc 835,296
23,646 (a) Addus HomeCare Corp 2,763,981
52,491 (a) Enovis Corp 1,639,819
115,638 (a) Option Care Health Inc 3,010,057
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,249,153
INSURANCE - 5.1%
153,938 (a) Ategrity Specialty Holdings LLC 2,991,015
149,106 (a) Hamilton Insurance Group Ltd, Class B 3,529,339
75,514 Kemper Corp 3,397,375
54,146 Stewart Information Services Corp 3,696,548
TOTAL INSURANCE 13,614,277
MATERIALS - 4.6%
89,196 Commercial Metals Co 5,294,675
162,081 (a) Ecovyst Inc 1,327,443
29,133 (a) Knife River Corp 1,761,381
66,346 Minerals Technologies Inc 3,765,136
TOTAL MATERIALS 12,148,635
MEDIA & ENTERTAINMENT - 2.1%
150,030 (a) Magnite Inc 2,682,537
83,429 (a) Ziff Davis Inc 2,828,243
TOTAL MEDIA & ENTERTAINMENT 5,510,780
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
103,592 (a) Alkermes PLC 3,180,274
46,019 (a) Exelixis Inc 1,779,555
72,220 (a),(b) Immunovant Inc 1,782,389
13,741 (a) Krystal Biotech Inc 2,713,985
38,786 (a) Prestige Consumer Healthcare Inc 2,350,432
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,806,635
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
252,563 Kennedy-Wilson Holdings Inc 1,909,376
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,909,376
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
253,671 (a) MaxLinear Inc 3,843,116
17,567 (a) MKS Inc 2,524,553
106,335 (a) Veeco Instruments Inc 3,057,131
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,424,800
SOFTWARE & SERVICES - 4.1%
165,055 (a) Cleanspark Inc 2,937,979
12,078 (a) Commvault Systems Inc 1,681,499
73,674 (a),(b) I3 Verticals Inc, Class A 2,265,476
153,802 (a) OneSpan Inc 1,753,343
35,690 (a) Q2 Holdings Inc 2,204,214
TOTAL SOFTWARE & SERVICES 10,842,511
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
63,732 Crane NXT Co 4,031,049
176,072 (a) Harmonic Inc 1,883,970
28,133 (a) Plexus Corp 3,935,807
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,850,826
TRANSPORTATION - 0.9%
105,464 Schneider National Inc, Class B 2,253,766
TOTAL TRANSPORTATION 2,253,766

Portfolio of Investments October 31, 2025
(continued)
Small Cap Value

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES - 5.5%
63,494 Black Hills Corp $ 4,027,425
30,993 ONE Gas Inc 2,485,329
48,364 Otter Tail Corp 3,734,668
48,496 Spire Inc 4,190,054
TOTAL UTILITIES 14,437,476
TOTAL COMMON STOCKS
(Cost $204,424,184) 263,684,076
TOTAL LONG-TERM INVESTMENTS
(Cost $204,424,184) 263,684,076
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
2,998,794 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060%(d) 2,998,794
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,998,794) 2,998,794
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
875,000 REPURCHASE AGREEMENTS - 0.3% 875,000
$ 875,000 (e) Fixed Income Clearing Corporation 4 .120 11/03/25 875,000
TOTAL REPURCHASE AGREEMENTS
(Cost $875,000) 875,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $875,000) 875,000
TOTAL INVESTMENTS - 101.2%
(Cost $208,297,978) 267,557,870
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (3,151,609)
NET ASSETS - 100% $ 264,406,261
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,899,686.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $875,300 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/31, valued at $892,660.

Portfolio of Investments October 31, 2025
Small/Mid Cap Growth Opportunities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
165498497 COMMON STOCKS - 98.5% 165498497
AUTOMOBILES & COMPONENTS - 3.0%
17,894 (a) Modine Manufacturing Co $ 2,741,540
21,735 Patrick Industries Inc 2,268,482
TOTAL AUTOMOBILES & COMPONENTS 5,010,022
BANKS - 2.1%
20,081 (a) SOUTHSTATE BANK CORP 1,780,180
16,885 UMB Financial Corp 1,804,669
TOTAL BANKS 3,584,849
CAPITAL GOODS - 20.2%
6,449 (a) AeroVironment Inc 2,385,550
6,872 Applied Industrial Technologies Inc 1,766,722
16,011 (a) Bloom Energy Corp, Class A 2,116,014
8,580 Carpenter Technology Corp 2,710,422
6,823 (a) Dycom Industries Inc 1,963,591
3,802 EMCOR Group Inc 2,569,316
10,423 ESCO Technologies Inc 2,287,536
18,955 (a) FTAI Aviation Ltd 3,277,319
18,240 (a) Granite Construction Inc 1,877,078
15,485 JBT Marel Corp 1,952,658
10,632 (a) MasTec Inc 2,170,629
61,819 (a) Rocket Lab Corp 3,893,361
13,053 (a) SPX Technologies Inc 2,922,436
41,108 (a) Trex Co Inc 1,986,339
TOTAL CAPITAL GOODS 33,878,971
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
51,852 (a) ExlService Holdings Inc 2,027,413
35,809 GFL Environmental Inc 1,564,495
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,591,908
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.6%
13,494 (a) Boot Barn Holdings Inc 2,559,137
15,480 (a) Ollie's Bargain Outlet Holdings Inc 1,870,139
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,429,276
CONSUMER DURABLES & APPAREL - 2.6%
38,322 Somnigroup International Inc 3,040,468
57,986 (a) Wolverine World Wide Inc 1,316,282
TOTAL CONSUMER DURABLES & APPAREL 4,356,750
CONSUMER SERVICES - 5.8%
35,868 (a) Dutch Bros Inc, Class A 1,992,109
33,367 Red Rock Resorts Inc, Class A 1,778,795
14,952 Texas Roadhouse Inc 2,445,848
38,828 (a) Universal Technical Institute Inc 1,153,968
11,115 Wingstop Inc 2,407,842
TOTAL CONSUMER SERVICES 9,778,562
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
4,137 Casey's General Stores Inc 2,123,067
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,123,067
ENERGY - 2.3%
122,646 Permian Resources Corp 1,540,434
42,548 (a) Solaris Energy Infrastructure Inc 2,264,830
TOTAL ENERGY 3,805,264
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
34,489 CareTrust REIT Inc 1,195,044
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,195,044
FINANCIAL SERVICES - 7.4%
55,346 Equitable Holdings Inc 2,734,092
6,755 Evercore Inc, Class A 1,989,753
21,823 FirstCash Holdings Inc 3,458,946
11,751 (a) Houlihan Lokey Inc 2,104,369

Portfolio of Investments October 31, 2025
(continued)
Small/Mid Cap Growth Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
6,781 Piper Sandler Cos $ 2,164,902
TOTAL FINANCIAL SERVICES 12,452,062
HEALTH CARE EQUIPMENT & SERVICES - 11.7%
18,705 (a) Addus HomeCare Corp 2,186,427
11,724 Encompass Health Corp 1,334,777
12,537 Ensign Group Inc/The 2,257,914
24,372 (a) Guardant Health Inc 2,267,083
25,974 (a) HealthEquity Inc 2,456,621
13,941 (a) Masimo Corp 1,960,802
25,441 (a) Merit Medical Systems Inc 2,227,105
10,242 (a) Penumbra Inc 2,328,724
35,926 (a) RadNet Inc 2,730,017
TOTAL HEALTH CARE EQUIPMENT & SERVICES 19,749,470
INSURANCE - 1.8%
4,218 Kinsale Capital Group Inc 1,684,965
28,324 (a) Skyward Specialty Insurance Group Inc 1,291,291
TOTAL INSURANCE 2,976,256
MATERIALS - 0.7%
19,346 (a) Knife River Corp 1,169,659
TOTAL MATERIALS 1,169,659
MEDIA & ENTERTAINMENT - 1.2%
110,360 (a) Magnite Inc 1,973,237
TOTAL MEDIA & ENTERTAINMENT 1,973,237
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
21,272 (a) Alkermes PLC 653,050
9,098 (a) Ascendis Pharma A/S, ADR 1,834,157
17,524 (a) Axsome Therapeutics Inc 2,365,565
14,964 (a) Bridgebio Pharma Inc 937,345
18,442 (a) Insmed Inc 3,496,603
9,037 (a) Krystal Biotech Inc 1,784,898
1,536 (a) Madrigal Pharmaceuticals Inc 643,430
25,629 (a) Scholar Rock Holding Corp 759,131
26,283 (a) Ultragenyx Pharmaceutical Inc 909,392
3,402 (a) United Therapeutics Corp 1,515,353
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,898,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.0%
7,203 (a) Astera Labs Inc 1,344,656
27,143 (a) Credo Technology Group Holding Ltd 5,092,569
11,671 (a) Impinj Inc 2,359,409
54,711 (a) Rigetti Computing Inc 2,422,056
32,934 (a) Semtech Corp 2,234,901
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,453,591
SOFTWARE & SERVICES - 10.3%
17,968 (a) Agilysys Inc 2,254,265
53,012 (a) Braze Inc, Class A 1,519,324
59,839 (a) Dynatrace Inc 3,026,058
12,842 (a) Guidewire Software Inc 3,000,405
34,905 (a) JFrog Ltd 1,657,289
73,229 (a) nCino Inc 1,953,750
76,648 (a),(b) SailPoint Inc 1,661,729
26,583 (a) Workiva Inc 2,259,821
TOTAL SOFTWARE & SERVICES 17,332,641
TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
9,742 Badger Meter Inc 1,757,944
10,712 Jabil Inc 2,366,174
11,212 (a) Lumentum Holdings Inc 2,259,891
50,985 (a) Mirion Technologies Inc 1,497,429
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,881,438

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION - 1.1%
12,911 (a) XPO Inc $ 1,857,506
TOTAL TRANSPORTATION 1,857,506
TOTAL COMMON STOCKS
(Cost $139,748,098) 165,498,497
TOTAL LONG-TERM INVESTMENTS
(Cost $139,748,098) 165,498,497
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
1,678,796 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060%(d) 1,678,796
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,678,796) 1,678,796
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
1,300,000 REPURCHASE AGREEMENTS - 0.8% 1,300,000
$ 1,300,000 (e) Fixed Income Clearing Corporation 4 .120 11/03/25 1,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,300,000) 1,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,300,000) 1,300,000
TOTAL INVESTMENTS - 100.3%
(Cost $142,726,894) 168,477,293
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (420,561)
NET ASSETS - 100% $ 168,056,732
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,645,100.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $1,300,446 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 8/31/29, valued at $1,326,094.

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2025 Dividend Value Large Cap Select
Mid Cap Value
Opportunities
Small Cap
Growth
Opportunities Small Cap Select
ASSETS
Long-term investments, at value
†‡
$ 3,174,967,856 $ 49,269,297 $ 344,764,226 $ 303,687,137 $ 370,023,835
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – – 3,965,272 12,228,727
Short-term investments, at value
◊
4,638,693 150,000 1,550,000 11,152,493 5,353,689
Cash – 14,929 73,060 – –
Cash denominated in foreign currencies
^
25,557 – – – –
Receivables:
Dividends 1,854,527 18,179 263,362 12,268 50,923
Interest 517 17 177 1,247 598
Investments sold 11,103,410 – 16,116,054 5,672,424 3,872,738
Reclaims 63,570 – – – –
Reimbursement from Adviser 95,553 10,314 11,434 29,777 18,395
Shares sold 378,067 40,787 69,114 298,125 8,657,725
Other 212,272 21,596 47,394 30,514 38,697
Total assets 3,193,340,022 49,525,119 362,894,821 324,849,257 400,245,327
LIABILITIES
Payables:
Management fees 1,641,652 27,158 232,074 190,198 232,188
Collateral from securities lending – – – 3,965,237 12,228,717
Interest 219 4 41 15 1
Investments purchased - regular settlement 4,364,744 – – 3,944,199 3,307,882
Shares redeemed 564,658 5,000 19,116,239 48,785 98,558
Accrued expenses:
Custodian fees 189,726 17,642 40,197 28,826 27,137
Directors fees 229,215 1,269 18,821 7,650 12,128
Professional fees 62,751 22,461 30,985 25,077 24,853
Shareholder reporting expenses 36,821 6,581 26,736 53,423 13,653
Shareholder servicing agent fees 227,231 4,559 147,428 88,231 60,970
12b-1 distribution and service fees 85,720 8,674 15,680 11,154 11,441
Other – – 79,760 – –
Total liabilities 7,402,737 93,348 19,707,961 8,362,795 16,017,528
Net assets $ 3,185,937,285 $ 49,431,771 $ 343,186,860 $ 316,486,462 $ 384,227,799
NET ASSETS CONSIST OF:
Paid-in capital $ 2,397,225,071 $ 28,675,893 $ 193,674,107 $ 240,275,380 $ 338,451,132
Total distributable earnings (loss) 788,712,214 20,755,878 149,512,753 76,211,082 45,776,667
Net assets $ 3,185,937,285 $ 49,431,771 $ 343,186,860 $ 316,486,462 $ 384,227,799
†
   Long-term investments, cost $ 2,536,428,502 $ 31,445,929 $ 239,311,351 $ 241,293,240 $ 332,406,599
◊
   Short-term investments, cost $ 4,638,693 $ 150,000 $ 1,550,000 $ 11,152,493 $ 5,353,689
‡ Includes securities loaned of $ — $ — $ — $ 3,709,041 $ 12,619,094
^
   Cash denominated in foreign currencies, cost $ 23,135 $ – $ – $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

October 31, 2025 Small Cap Value
Small/Mid
Cap Growth
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 263,684,076 $ 165,498,497
Investments purchased with collateral from securities lending, at value (cost approximates value) 2,998,794 1,678,796
Short-term investments, at value
◊
875,000 1,300,000
Cash 45,823 48,384
Receivables:
Dividends 81,362 7,542
Interest 100 149
Investments sold – 6,287,348
Reclaims 2,674 –
Reimbursement from Adviser 34,580 28,271
Shares sold 130,028 37,902
Other 64,819 56,467
Total assets 267,917,256 174,943,356
LIABILITIES
Payables:
Management fees 185,470 108,232
Collateral from securities lending 2,998,794 1,678,796
Interest 50 16
Investments purchased - regular settlement – 4,756,527
Shares redeemed 40,762 160,463
Accrued expenses:
Custodian fees 43,474 23,736
Directors fees 35,927 36,339
Professional fees 31,237 24,676
Shareholder reporting expenses 23,027 14,119
Shareholder servicing agent fees 127,203 55,492
12b-1 distribution and service fees 25,051 28,228
Total liabilities 3,510,995 6,886,624
Net assets $ 264,406,261 $ 168,056,732
NET ASSETS CONSIST OF:
Paid-in capital $ 321,875,643 $ 125,118,172
Total distributable earnings (loss) (57,469,382) 42,938,560
Net assets $ 264,406,261 $ 168,056,732
†
   Long-term investments, cost $ 204,424,184 $ 139,748,098
◊
   Short-term investments, cost $ 875,000 $ 1,300,000
‡ Includes securities loaned of $ 2,899,686 $ 1,645,100

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend Value Large Cap Select
Mid Cap Value
Opportunities
Small Cap
Growth
Opportunities Small Cap Select
CLASS A:
Net assets $ 372,980,983 $ 37,072,198 $ 63,218,477 $ 52,389,180 $ 53,440,816
Shares outstanding 24,194,807 805,453 1,079,787 1,748,901 4,821,727
Net asset value ("NAV") per share $ 15.42 $ 46.03 $ 58.55 $ 29.96 $ 11.08
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 16.36 $ 48.84 $ 62.12 $ 31.79 $ 11.76
CLASS C:
Net assets $ 7,150,064 $ 1,138,914 $ 2,622,824 $ — $ —
Shares outstanding 477,059 28,665 48,865 — —
NAV and offering price per share $ 14.99 $ 39.73 $ 53.67 $ — $ —
CLASS R6:
Net assets $ 2,545,603,059 $ — $ 43,085,161 $ 43,261,315 $ 217,943,666
Shares outstanding 160,319,179 — 727,067 1,071,202 13,436,584
NAV and offering price per share $ 15.88 $ — $ 59.26 $ 40.39 $ 16.22
CLASS I:
Net assets $ 260,203,179 $ 11,220,659 $ 234,260,398 $ 220,835,967 $ 112,843,317
Shares outstanding 16,567,432 239,740 3,969,390 5,568,091 6,995,207
NAV and offering price per share $ 15.71 $ 46.80 $ 59.02 $ 39.66 $ 16.13
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Small Cap Value
Small/Mid
Cap Growth
Opportunities
CLASS A:
Net assets $ 89,740,479 $ 131,832,850
Shares outstanding 2,863,744 4,655,358
Net asset value ("NAV") per share $ 31.34 $ 28.32
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 33.25 $ 30.05
CLASS C:
Net assets $ 5,919,046 $ —
Shares outstanding 228,090 —
NAV and offering price per share $ 25.95 $ —
CLASS R6:
Net assets $ 27,334,750 $ 3,422,414
Shares outstanding 832,416 76,185
NAV and offering price per share $ 32.84 $ 44.92
CLASS I:
Net assets $ 141,411,986 $ 32,801,468
Shares outstanding 4,340,153 750,731
NAV and offering price per share $ 32.58 $ 43.69
Authorized shares - per class 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2025 Dividend Value Large Cap Select
Mid Cap Value
Opportunities
Small Cap Growth
Opportunities
INVESTMENT INCOME
Affiliated income $ 1,862,178 $ 18,613 $ 133,812 $ 296,327
Dividends 62,518,772 535,020 8,433,921 1,194,679
Interest 666,462 7,499 61,245 111,091
Securities lending income, net — — 1,359 9,147
Tax withheld (121,976) (2,265) (7,024) —
Total investment income 64,925,436 558,867 8,623,313 1,611,244
EXPENSES
– – – –
Management fees 18,926,407 302,503 2,995,921 1,923,964
12b-1 service fees - Class A 929,924 84,150 159,205 116,575
12b-1 distribution and service fees - Class C 76,907 10,840 30,932 —
Shareholder servicing agent fees - Class A 355,962 13,251 108,593 93,274
Shareholder servicing agent fees - Class C 6,815 426 2,035 —
Shareholder servicing agent fees - Class R6 111,542 — 3,319 591
Shareholder servicing agent fees - Class I 246,893 4,451 345,719 255,075
Interest expense 35,060 458 1,347 212
Directors fees 111,265 1,650 14,118 8,596
Custodian expenses 239,573 19,551 48,679 37,151
Registration fees 66,937 50,997 74,289 55,126
Professional fees 141,121 33,635 49,270 35,321
Shareholder reporting expenses 97,420 25,710 112,430 118,274
Other 80,889 10,379 19,234 7,196
Total expenses before fee waiver/expense reimbursement 21,426,715 558,001 3,965,091 2,651,355
Fee waiver/expense reimbursement (833,919) (114,157) (292,218) (267,299)
Net expenses 20,592,796 443,844 3,672,873 2,384,056
Net investment income (loss) 44,332,640 115,023 4,950,440 (772,812)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 187,019,887 3,335,896 48,447,345 24,521,830
Net realized gain (loss) 187,019,887 3,335,896 48,447,345 24,521,830
Change in unrealized appreciation (depreciation) on:
Investments 45,382,261 4,188,153 (24,855,064) 11,211,145
Foreign currency translations 2,422 — — —
Net change in unrealized appreciation (depreciation) 45,384,683 4,188,153 (24,855,064) 11,211,145
Net realized and unrealized gain (loss) 232,404,570 7,524,049 23,592,281 35,732,975
Net increase (decrease) in net assets from operations $ 276,737,210 $ 7,639,072 $ 28,542,721 $ 34,960,163

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended October 31, 2025 Small Cap Select Small Cap Value
Small/Mid
Cap Growth
Opportunities
INVESTMENT INCOME
Affiliated income $ 209,304 $ 189,863 $ 211,397
Dividends 1,893,431 5,858,286 743,634
Interest 95,451 87,978 80,028
Securities lending income, net 5,186 1,954 3,103
Tax withheld (11,881) (27,622) (365)
Total investment income 2,191,491 6,110,459 1,037,797
EXPENSES
– – –
Management fees 1,389,898 2,388,335 1,313,146
12b-1 service fees - Class A 133,077 236,657 329,171
12b-1 distribution and service fees - Class C — 86,489 —
Shareholder servicing agent fees - Class A 43,533 185,272 148,117
Shareholder servicing agent fees - Class C — — —
Shareholder servicing agent fees - Class R6 2,548 4,300 869
Shareholder servicing agent fees - Class I 180,586 273,344 38,348
Interest expense 870 3,720 332
Directors fees 5,771 9,859 6,195
Custodian expenses 33,163 48,155 28,380
Registration fees 57,284 68,644 54,313
Professional fees 39,194 41,377 26,248
Shareholder reporting expenses 40,838 49,052 55,509
Other 11,681 4,828 13,435
Total expenses before fee waiver/expense reimbursement 1,938,443 3,400,032 2,014,063
Fee waiver/expense reimbursement (188,688) (314,351) (158,933)
Net expenses 1,749,755 3,085,681 1,855,130
Net investment income (loss) 441,736 3,024,778 (817,333)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 9,172,855 51,755,037 31,949,351
Net realized gain (loss) 9,172,855 51,755,037 31,949,351
Change in unrealized appreciation (depreciation) on:
Investments 6,755,282 (33,302,364) (10,703,360)
Foreign currency translations — (20) —
Net change in unrealized appreciation (depreciation) 6,755,282 (33,302,384) (10,703,360)
Net realized and unrealized gain (loss) 15,928,137 18,452,653 21,245,991
Net increase (decrease) in net assets from operations $ 16,369,873 $ 21,477,431 $ 20,428,658

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Value Large Cap Select
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 44,332,640 $ 52,146,664 $ 115,023 $ 190,080
Net realized gain (loss) 187,019,887 280,199,877 3,335,896 5,781,490
Net change in unrealized appreciation (depreciation) 45,384,683 458,665,014 4,188,153 7,994,680
Net increase (decrease) in net assets from operations 276,737,210 791,011,555 7,639,072 13,966,250
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (37,048,176) (18,579,818) (3,859,202) (606,479)
Class C (741,377) (377,745) (170,777) (25,413)
Class R6 (238,560,591) (125,354,255) — —
Class I (27,020,732) (14,910,416) (1,531,870) (280,688)
Total distributions (303,370,876) (159,222,234) (5,561,849) (912,580)
FUND SHARE TRANSACTIONS
Subscriptions 359,141,835 276,268,617 2,120,714 4,433,188
Reinvestments of distributions 300,181,575 157,449,904 4,989,432 802,722
Redemptions (704,756,098) (638,834,131) (6,934,989) (6,031,885)
Net increase (decrease) from Fund share transactions (45,432,688) (205,115,610) 175,157 (795,975)
Net increase (decrease) in net assets (72,066,354) 426,673,711 2,252,380 12,257,695
Net assets at the beginning of period 3,258,003,639 2,831,329,928 47,179,391 34,921,696
Net assets at the end of period $ 3,185,937,285 $ 3,258,003,639 $ 49,431,771 $ 47,179,391

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Mid Cap Value Opportunities Small Cap Growth Opportunities
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 4,950,440 $ 4,838,896 $ (772,812) $ (859,682)
Net realized gain (loss) 48,447,345 21,655,687 24,521,830 17,321,938
Net change in unrealized appreciation (depreciation) (24,855,064) 76,326,081 11,211,145 47,062,026
Net increase (decrease) in net assets from operations 28,542,721 102,820,664 34,960,163 63,524,282
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,315,872) (2,019,220) — —
Class C (165,399) (125,640) — —
Class R6 (2,324,771) (1,187,731) — —
Class I (17,056,093) (11,470,002) — —
Total distributions (22,862,135) (14,802,593) — —
FUND SHARE TRANSACTIONS
Subscriptions 36,795,100 58,609,808 106,188,326 35,735,253
Reinvestments of distributions 21,881,783 14,161,089 — —
Redemptions (165,668,586) (128,066,918) (63,609,029) (37,813,845)
Net increase (decrease) from Fund share transactions (106,991,703) (55,296,021) 42,579,297 (2,078,592)
Net increase (decrease) in net assets (101,311,117) 32,722,050 77,539,460 61,445,690
Net assets at the beginning of period 444,497,977 411,775,927 238,947,002 177,501,312
Net assets at the end of period $ 343,186,860 $ 444,497,977 $ 316,486,462 $ 238,947,002

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Select Small Cap Value
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 441,736 $ 197,670 $ 3,024,778 $ 4,530,094
Net realized gain (loss) 9,172,855 8,481,322 51,755,037 36,672,526
Net change in unrealized appreciation (depreciation) 6,755,282 22,086,547 (33,302,384) 74,333,756
Net increase (decrease) in net assets from operations 16,369,873 30,765,539 21,477,431 115,536,376
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,724,576) — (1,247,880) (791,879)
Class C — — (65,560) (15,667)
Class R6 (58,791) — (449,903) (1,761,739)
Class I (2,217,090) — (2,405,345) (2,442,224)
Total distributions (4,000,457) — (4,168,688) (5,011,509)
FUND SHARE TRANSACTIONS
Subscriptions 268,464,951 50,484,267 33,936,890 57,888,159
Reinvestments of distributions 3,943,555 — 3,120,063 4,192,110
Redemptions (45,236,221) (34,028,740) (208,582,092) (199,452,534)
Net increase (decrease) from Fund share transactions 227,172,285 16,455,527 (171,525,139) (137,372,265)
Net increase (decrease) in net assets 239,541,701 47,221,066 (154,216,396) (26,847,398)
Net assets at the beginning of period 144,686,098 97,465,032 418,622,657 445,470,055
Net assets at the end of period $ 384,227,799 $ 144,686,098 $ 264,406,261 $ 418,622,657

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small/Mid Cap Growth Opportunities
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ (817,333) $ (1,024,270)
Net realized gain (loss) 31,949,351 14,717,562
Net change in unrealized appreciation (depreciation) (10,703,360) 34,344,406
Net increase (decrease) in net assets from operations 20,428,658 48,037,698
FUND SHARE TRANSACTIONS
Subscriptions 9,671,919 11,470,516
Redemptions (43,324,943) (47,090,410)
Net increase (decrease) from Fund share transactions (33,653,024) (35,619,894)
Net increase (decrease) in net assets (13,224,366) 12,417,804
Net assets at the beginning of period 181,281,098 168,863,294
Net assets at the end of period $ 168,056,732 $ 181,281,098

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Value
Class
A
10/31/25
$ 15.62 $ 0.17 $ 1.12 $ 1.29 $ (0.17) $ (1.32) $ (1.49) $ 15.42
10/31/24
12.74 0.20 3.38 3.58 (0.20) (0.50) (0.70) 15.62
10/31/23
14.12 0.20 (0.37) (0.17) (0.25) (0.96) (1.21) 12.74
10/31/22
15.97 0.24 (0.67) (0.43) (0.20) (1.22) (1.42) 14.12
10/31/21
11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
Class
C
10/31/25
15.23 0.05 1.08 1.13 (0.05) (1.32) (1.37) 14.99
10/31/24
12.43 0.09 3.30 3.39 (0.09) (0.50) (0.59) 15.23
10/31/23
13.80 0.10 (0.37) (0.27) (0.14) (0.96) (1.10) 12.43
10/31/22
15.63 0.12 (0.64) (0.52) (0.09) (1.22) (1.31) 13.80
10/31/21
11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
Class
R6
10/31/25
16.05 0.22 1.15 1.37 (0.22) (1.32) (1.54) 15.88
10/31/24
13.08 0.26 3.47 3.73 (0.26) (0.50) (0.76) 16.05
10/31/23
14.47 0.26 (0.39) (0.13) (0.30) (0.96) (1.26) 13.08
10/31/22
16.34 0.29 (0.68) (0.39) (0.26) (1.22) (1.48) 14.47
10/31/21
11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
Class
I
10/31/25
15.89 0.21 1.14 1.35 (0.21) (1.32) (1.53) 15.71
10/31/24
12.95 0.24 3.44 3.68 (0.24) (0.50) (0.74) 15.89
10/31/23
14.34 0.24 (0.39) (0.15) (0.28) (0.96) (1.24) 12.95
10/31/22
16.20 0.27 (0.67) (0.40) (0.24) (1.22) (1.46) 14.34
10/31/21
11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
8 .87% $ 372,981 0 .97% 0 .95% 1 .13% 81%
28 .86 395,249 0 .99 0 .96 1 .37 79
( 1 .39 ) 342,301 1 .00 0 .96 1 .51 82
( 3 .00 ) 390,219 1 .00 0 .96 1 .63 81
41 .25 434,105 1 .00 0 .96 1 .32 97
7 .99 7,150 1 .72 1 .70 0 .38 81
27 .98 8,145 1 .74 1 .71 0 .63 79
( 2 .14 ) 8,404 1 .75 1 .71 0 .77 82
( 3 .72 ) 11,931 1 .75 1 .71 0 .85 81
40 .10 16,356 1 .75 1 .71 0 .60 97
9 .23 2,545,603 0 .63 0 .61 1 .47 81
29 .28 2,566,211 0 .65 0 .62 1 .70 79
( 1 .03 ) 2,210,275 0 .65 0 .61 1 .86 82
( 2 .65 ) 2,619,891 0 .65 0 .61 1 .98 81
41 .71 3,102,035 0 .64 0 .60 1 .73 97
9 .14 260,203 0 .72 0 .70 1 .39 81
29 .19 288,399 0 .74 0 .71 1 .62 79
( 1 .16 ) 270,350 0 .75 0 .71 1 .77 82
( 2 .75 ) 342,502 0 .75 0 .71 1 .85 81
41 .59 466,940 0 .75 0 .71 1 .61 97

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Select
Class
A
10/31/25
$ 43.88 $ 0.09 $ 7.21 $ 7.30 $ (0.11) $ (5.04) $ (5.15) $ 46.03
10/31/24
32.17 0.15 12.35 12.50 (0.19) (0.60) (0.79) 43.88
10/31/23
31.11 0.18 2.76 2.94 (0.21) (1.67) (1.88) 32.17
10/31/22
45.19 0.19 (5.82) (5.63) (0.10) (8.35) (8.45) 31.11
10/31/21
32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
Class
C
10/31/25
38.69 (0.20) 6.28
6.08
— (5.04) (5.04) 39.73
10/31/24
28.49 (0.13) 10.93 10.80 — (0.60) (0.60) 38.69
10/31/23
27.75 (0.05) 2.46 2.41 — (1.67) (1.67) 28.49
10/31/22
41.45 (0.06) (5.20) (5.26) (0.09) (8.35) (8.44) 27.75
10/31/21
29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
Class
I
10/31/25
44.54 0.19 7.33 7.52 (0.22) (5.04) (5.26) 46.80
10/31/24
32.64 0.25 12.53 12.78 (0.28) (0.60) (0.88) 44.54
10/31/23
31.55 0.26 2.80 3.06 (0.30) (1.67) (1.97) 32.64
10/31/22
45.61 0.26 (5.87) (5.61) (0.10) (8.35) (8.45) 31.55
10/31/21
32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
17 .84% $ 37,072 1 .26% 1 .01% 0 .21% 70%
39 .42 32,754 1 .29 1 .03 0 .38 76
10 .13 24,952 1 .37 1 .05 0 .57 89
( 15 .56 ) 23,157 1 .32 1 .05 0 .54 78
41 .77 31,724 1 .29 1 .05 0 .18 83
16 .94 1,139 2 .01 1 .76 ( 0 .54 ) 70
38 .38 1,349 2 .04 1 .78 ( 0 .36 ) 76
9 .30 1,212 2 .12 1 .80 ( 0 .18 ) 89
( 16 .18 ) 1,334 2 .07 1 .80 ( 0 .20 ) 78
40 .68 1,790 2 .04 1 .80 ( 0 .56 ) 83
18 .13 11,221 1 .01 0 .76 0 .46 70
39 .76 13,077 1 .04 0 .78 0 .63 76
10 .40 8,758 1 .12 0 .80 0 .81 89
( 15 .33 ) 9,854 1 .07 0 .80 0 .75 78
42 .11 18,605 1 .04 0 .80 0 .43 83

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Value Opportunities
Class
A
10/31/25
$ 57.24 $ 0.56 $ 3.62 $ 4.18 $ (0.52) $ (2.35) $ (2.87) $ 58.55
10/31/24
46.86 0.46 11.54 12.00 (0.50) (1.12) (1.62) 57.24
10/31/23
50.13 0.52 (0.84) (0.32) (0.53) (2.42) (2.95) 46.86
10/31/22
56.38 0.54 (3.88) (3.34) (0.35) (2.56) (2.91) 50.13
10/31/21
36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
Class
C
10/31/25
52.67 0.15 3.30 3.45 (0.10) (2.35) (2.45) 53.67
10/31/24
43.21 0.07 10.63 10.70 (0.12) (1.12) (1.24) 52.67
10/31/23
46.38 0.15 (0.77) (0.62) (0.13) (2.42) (2.55) 43.21
10/31/22
52.74 0.14 (3.62) (3.48) (0.32) (2.56) (2.88) 46.38
10/31/21
34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
Class
R6
10/31/25
57.93 0.77 3.66 4.43 (0.75) (2.35) (3.10) 59.26
10/31/24
47.41 0.68 11.66 12.34 (0.70) (1.12) (1.82) 57.93
10/31/23
50.71 0.72 (0.85) (0.13) (0.75) (2.42) (3.17) 47.41
10/31/22
56.81 0.74 (3.93) (3.19) (0.35) (2.56) (2.91) 50.71
10/31/21
36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
Class
I
10/31/25
57.69 0.71 3.63 4.34 (0.66) (2.35) (3.01) 59.02
10/31/24
47.20 0.60 11.63 12.23 (0.62) (1.12) (1.74) 57.69
10/31/23
50.49 0.65 (0.86) (0.21) (0.66) (2.42) (3.08) 47.20
10/31/22
56.64 0.68 (3.92) (3.24) (0.35) (2.56) (2.91) 50.49
10/31/21
36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
7 .54% $ 63,218 1 .20% 1 .13% 1 .00% 19%
25 .98 66,081 1 .23 1 .14 0 .86 20
( 0 .65 ) 58,995 1 .25 1 .16 1 .06 28
( 6 .29 ) 63,992 1 .21 1 .16 1 .03 38
55 .98 73,571 1 .28 1 .16 0 .59 31
6 .72 2,623 1 .95 1 .88 0 .29 19
25 .06 4,001 1 .98 1 .89 0 .13 20
( 1 .38 ) 4,512 2 .00 1 .91 0 .33 28
( 7 .02 ) 5,552 1 .96 1 .91 0 .28 38
54 .80 6,026 2 .03 1 .91 ( 0 .20 ) 31
7 .95 43,085 0 .83 0 .76 1 .37 19
26 .47 43,312 0 .85 0 .76 1 .24 20
( 0 .25 ) 31,554 0 .85 0 .76 1 .45 28
( 5 .96 ) 32,383 0 .84 0 .79 1 .39 38
56 .59 26,190 0 .87 0 .75 0 .99 31
7 .79 234,260 0 .95 0 .88 1 .27 19
26 .33 331,104 0 .98 0 .89 1 .11 20
( 0 .41 ) 316,716 1 .00 0 .91 1 .31 28
( 6 .07 ) 369,680 0 .96 0 .91 1 .29 38
56 .35 298,350 1 .03 0 .91 0 .83 31

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Growth Opportunities
Class
A
10/31/25
$ 25.78 $ (0.14) $ 4.32 $ 4.18 $ — $ — $ — $ 29.96
10/31/24
18.97 (0.14) 6.95 6.81 — — — 25.78
10/31/23
20.05 (0.13) (0.95) (1.08) — — — 18.97
10/31/22
34.74 (0.16) (8.03) (8.19) — (6.50) (6.50) 20.05
10/31/21
27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
Class
R6
10/31/25
34.62 (0.13) 5.90 5.77 — — — 40.39
10/31/24
25.37 (0.07) 9.32 9.25 — — — 34.62
10/31/23
26.71 (0.06) (1.28) (1.34) — — — 25.37
10/31/22
43.84 (0.09) (10.54) (10.63) — (6.50) (6.50) 26.71
10/31/21
33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
Class
I
10/31/25
34.05 (0.10) 5.71 5.61 — — — 39.66
10/31/24
24.99 (0.11) 9.17 9.06 — — — 34.05
10/31/23
26.34 (0.10) (1.25) (1.35) — — — 24.99
10/31/22
43.39 (0.15) (10.40) (10.55) — (6.50) (6.50) 26.34
10/31/21
33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
16 .13% $ 52,389 1 .31% 1 .20% ( 0 .52 ) % 91%
35 .95 44,910 1 .36 1 .21 ( 0 .59 ) 67
( 5 .39 ) 36,065 1 .36 1 .23 ( 0 .63 ) 65
( 28 .03 ) 41,159 1 .35 1 .22 ( 0 .72 ) 65
43 .38 59,901 1 .33 1 .21 ( 0 .88 ) 97
16 .64 43,261 0 .92 0 .81 ( 0 .34 ) 91
36 .41 3,033 0 .97 0 .82 ( 0 .21 ) 67
( 4 .98 ) 866 0 .96 0 .83 ( 0 .20 ) 65
( 27 .74 ) 644 0 .95 0 .82 ( 0 .30 ) 65
43 .98 590 0 .93 0 .81 ( 0 .39 ) 97
16 .41 220,836 1 .06 0 .95 ( 0 .27 ) 91
36 .29 191,005 1 .11 0 .96 ( 0 .34 ) 67
( 5 .13 ) 140,570 1 .11 0 .98 ( 0 .37 ) 65
( 27 .86 ) 132,002 1 .10 0 .97 ( 0 .51 ) 65
43 .74 305,544 1 .08 0 .96 ( 0 .62 ) 97

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Small Cap Select
Class
A
10/31/25
$ 10.42 $ 0.02 $ 0.97 $ 0.99 $ — $ (0.33) $ — $ (0.33) $ 11.08
10/31/24
7.82 —
(e)
2.60 2.60 — — — — 10.42
10/31/23
8.17 (0.01) (0.33) (0.34) ( — )
(e)
— (0.01) (0.01) 7.82
10/31/22
11.89 ( — )
(e)
(1.83) (1.83) — (1.89) — (1.89) 8.17
10/31/21
7.83 (0.03) 4.23 4.20 ( — )
(e)
(0.14) — (0.14) 11.89
Class
R6
10/31/25
15.11 (0.07) 1.57 1.50 (0.06) (0.33) — (0.39) 16.22
10/31/24
11.30 0.06 3.75 3.81 — — — — 15.11
10/31/23
11.80 0.03 (0.47) (0.44) (0.01) — (0.05) (0.06) 11.30
10/31/22
16.26 0.04 (2.61) (2.57) — (1.89) — (1.89) 11.80
10/31/21
10.66 0.01 5.77 5.78 (0.04) (0.14) — (0.18) 16.26
Class
I
10/31/25
15.03 0.06 1.41 1.47 (0.04) (0.33) — (0.37) 16.13
10/31/24
11.26 0.04 3.73 3.77 — — — — 15.03
10/31/23
11.75 0.01 (0.45) (0.44) (0.01) — (0.04) (0.05) 11.26
10/31/22
16.21 0.03 (2.60) (2.57) — (1.89) — (1.89) 11.75
10/31/21
10.63 (0.01) 5.76 5.75 (0.03) (0.14) — (0.17) 16.21
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
9 .54% $ 53,441 1 .31% 1 .20% 0 .18% 76%
33 .25 54,138 1 .38 1 .22 0 .04 56
( 4 .15 ) 48,067 1 .41 1 .24 ( 0 .14 ) 42
( 17 .84 ) 56,476 1 .40 1 .24 ( 0 .05 ) 63
54 .06 78,047 1 .39 1 .24 ( 0 .30 ) 91
9 .96 217,944 0 .93 0 .82 ( 0 .43 ) 76
33 .72 2,475 1 .01 0 .85 0 .42 56
( 3 .73 ) 4,212 1 .03 0 .86 0 .24 42
( 17 .57 ) 3,135 1 .02 0 .86 0 .32 63
54 .60 2,791 1 .03 0 .87 0 .06 91
9 .81 112,843 1 .06 0 .95 0 .42 76
33 .60 88,074 1 .12 0 .96 0 .27 56
( 3 .87 ) 45,185 1 .16 0 .99 0 .11 42
( 17 .63 ) 53,115 1 .15 0 .99 0 .20 63
54 .43 74,479 1 .14 0 .99 ( 0 .04 ) 91

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value
Class
A
10/31/25
$ 30.73 $ 0.25 $ 0.77 $ 1.02 $ (0.41) $ — $ (0.41) $ 31.34
10/31/24
23.89 0.23 6.83 7.06 (0.22) — (0.22) 30.73
10/31/23
26.52 0.21 (2.60) (2.39) (0.24) — (0.24) 23.89
10/31/22
28.36 0.21 (1.90) (1.69) (0.15) — (0.15) 26.52
10/31/21
17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
Class
C
10/31/25
25.46 0.03 0.61 0.64 (0.15) — (0.15) 25.95
10/31/24
19.81 0.02 5.65 5.67 (0.02) — (0.02) 25.46
10/31/23
21.99 0.01 (2.15) (2.14) (0.04) — (0.04) 19.81
10/31/22
23.68 —
(e)
(1.56) (1.56) (0.13) — (0.13) 21.99
10/31/21
14.51 (0.13) 9.30 9.17 — — — 23.68
Class
R6
10/31/25
32.17 0.50 0.70 1.20 (0.53) — (0.53) 32.84
10/31/24
25.00 0.37 7.13 7.50 (0.33) — (0.33) 32.17
10/31/23
27.75 0.33 (2.72) (2.39) (0.36) — (0.36) 25.00
10/31/22
29.55 0.33 (1.97) (1.64) (0.16) — (0.16) 27.75
10/31/21
18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
Class
I
10/31/25
31.95 0.34 0.79 1.13 (0.50) — (0.50) 32.58
10/31/24
24.83 0.32 7.09 7.41 (0.29) — (0.29) 31.95
10/31/23
27.57 0.28 (2.70) (2.42) (0.32) — (0.32) 24.83
10/31/22
29.41 0.29 (1.97) (1.68) (0.16) — (0.16) 27.57
10/31/21
17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
3 .30% $ 89,740 1 .30% 1 .20% 0 .80% 21%
29 .64 95,997 1 .31 1 .20 0 .80 23
( 9 .05 ) 87,298 1 .28 1 .21 0 .81 31
( 6 .00 ) 113,227 1 .25 1 .20 0 .77 31
64 .47 138,585 1 .25 1 .20 0 .16 36
2 .51 5,919 2 .05 1 .95 0 .10 21
28 .65 12,148 2 .06 1 .95 0 .06 23
( 9 .72 ) 14,623 2 .03 1 .96 0 .07 31
( 6 .70 ) 21,592 2 .00 1 .95 0 .02 31
63 .20 28,500 2 .00 1 .95 ( 0 .62 ) 36
3 .73 27,335 0 .88 0 .78 1 .49 21
30 .14 151,043 0 .90 0 .79 1 .23 23
( 8 .67 ) 132,277 0 .87 0 .80 1 .22 31
( 5 .60 ) 152,178 0 .86 0 .81 1 .17 31
65 .14 182,835 0 .85 0 .81 0 .45 36
3 .53 141,412 1 .05 0 .95 1 .06 21
29 .97 159,434 1 .06 0 .95 1 .10 23
( 8 .83 ) 211,272 1 .03 0 .96 1 .06 31
( 5 .76 ) 261,581 1 .00 0 .95 1 .02 31
64 .91 371,179 1 .00 0 .95 0 .42 36

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Growth Opportunities
Class
A
10/31/25
$ 25.22 $ (0.14) $ 3.24 $ 3.10 $ — $ — $ — $ 28.32
10/31/24
19.47 (0.15) 5.90 5.75 — — — 25.22
10/31/23
19.43 (0.11) 0.15 0.04 — — — 19.47
10/31/22
41.71 (0.14) (11.98) (12.12) — (10.16) (10.16) 19.43
10/31/21
34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
Class
R6
10/31/25
39.87 (0.08) 5.13 5.05 — — — 44.92
10/31/24
30.67 (0.10) 9.30 9.20 — — — 39.87
10/31/23
30.52 (0.07) 0.22 0.15 — — — 30.67
10/31/22
58.90 (0.09) (18.13) (18.22) — (10.16) (10.16) 30.52
10/31/21
46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
Class
I
10/31/25
38.81 (0.11) 4.99 4.88 — — — 43.69
10/31/24
29.88 (0.13) 9.06 8.93 — — — 38.81
10/31/23
29.75 (0.08) 0.21 0.13 — — — 29.88
10/31/22
57.74 (0.13) (17.70) (17.83) — (10.16) (10.16) 29.75
10/31/21
45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
12 .29% $ 131,833 1 .22% 1 .13% ( 0 .53 ) % 119%
29 .53 135,573 1 .26 1 .15 ( 0 .61 ) 58
0 .21 123,317 1 .25 1 .17 ( 0 .51 ) 71
( 36 .06 ) 142,840 1 .23 1 .17 ( 0 .60 ) 67
38 .97 252,552 1 .20 1 .17 ( 0 .84 ) 89
12 .64 3,422 0 .89 0 .80 ( 0 .20 ) 119
30 .03 3,014 0 .93 0 .82 ( 0 .28 ) 58
0 .49 2,550 0 .91 0 .83 ( 0 .21 ) 71
( 35 .86 ) 20,897 0 .89 0 .83 ( 0 .25 ) 67
39 .45 31,945 0 .86 0 .83 ( 0 .50 ) 89
12 .55 32,801 0 .97 0 .88 ( 0 .28 ) 119
29 .92 42,694 1 .01 0 .90 ( 0 .35 ) 58
0 .44 42,996 1 .00 0 .92 ( 0 .26 ) 71
( 35 .91 ) 71,478 0 .98 0 .92 ( 0 .35 ) 67
39 .31 164,813 0 .95 0 .92 ( 0 .58 ) 89

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”),
Nuveen Large Cap Select Fund (“Large Cap Select”), Nuveen Mid Cap Value Opportunities Fund (“Mid Cap Value Opportunities”), Nuveen Small
Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap Select Fund (“Small Cap Select”), Nuveen Small Cap Value
Fund (“Small Cap Value”) and Nuveen Small/Mid Cap Growth Opportunities Fund (“Small/Mid Cap Growth Opportunities”), (each a “Fund” and collectively, the “Funds”), among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
: The end of the reporting period for the Funds is October 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2025 (the "current fiscal period").
Fund Name Changes
: Effective February 28, 2025, Nuveen Mid Cap Growth Opportunities Fund changed its name as noted above to Small/Mid
Cap Growth Opportunities Fund, and effective July 1, 2025, Nuveen Mid Cap Value 1 Fund changed its name as noted above to Nuveen Mid Cap
Value Opportunities Fund and therefore all references to the names of these Funds in this report have been updated.
Fund Mergers:
At a special meeting held on March 5, 2025, shareholders of Mid Cap Value Opportunities did not approve the proposed reorganization of the fund into Nuveen Mid Cap Value Fund, which was previously approved by the Board of Directors/Trustees of the Funds on
September 19, 2024.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements
(continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,174,967,856 $ – $ – $ 3,174,967,856
Short-Term Investments:
Repurchase Agreements – 4,638,693 – 4,638,693
Total $ 3,174,967,856 $ 4,638,693 $ – $ 3,179,606,549
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 49,269,297 $ – $ – $ 49,269,297
Short-Term Investments:
Repurchase Agreements – 150,000 – 150,000
Total $ 49,269,297 $ 150,000 $ – $ 49,419,297

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Mid Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 344,764,226 $ – $ – $ 344,764,226
Short-Term Investments:
Repurchase Agreements – 1,550,000 – 1,550,000
Total $ 344,764,226 $ 1,550,000 $ – $ 346,314,226
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 303,681,226 $ – $ 5,911 $ 303,687,137
Investments Purchased with Collateral from Securities
Lending 3,965,272 – – 3,965,272
Short-Term Investments:
Repurchase Agreements – 11,152,493 – 11,152,493
Total $ 307,646,498 $ 11,152,493 $ 5,911 $ 318,804,902
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 370,023,835 $ – $ – $ 370,023,835
Investments Purchased with Collateral from Securities
Lending 12,228,727 – – 12,228,727
Short-Term Investments:
Repurchase Agreements – 5,353,689 – 5,353,689
Total $ 382,252,562 $ 5,353,689 $ – $ 387,606,251
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 263,684,076 $ – $ – $ 263,684,076
Investments Purchased with Collateral from Securities
Lending 2,998,794 – – 2,998,794
Short-Term Investments:
Repurchase Agreements – 875,000 – 875,000
Total $ 266,682,870 $ 875,000 $ – $ 267,557,870
Small/Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 165,498,497 $ – $ – $ 165,498,497
Investments Purchased with Collateral from Securities
Lending 1,678,796 – – 1,678,796
Short-Term Investments:
Repurchase Agreements – 1,300,000 – 1,300,000
Total $ 167,177,293 $ 1,300,000 $ – $ 168,477,293

Notes to Financial Statements
(continued)
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value Fixed Income Clearing Corporation $ 4,638,693 $ (4,731,694)
Large Cap Select Fixed Income Clearing Corporation 150,000 (153,071)
Mid Cap Value Opportunities Fixed Income Clearing Corporation 1,550,000 (1,581,181)
Small Cap Growth Opportunities Fixed Income Clearing Corporation 11,152,493 (11,375,867)
Small Cap Select Fixed Income Clearing Corporation 5,353,689 (5,460,994)
Small Cap Value Fixed Income Clearing Corporation 875,000 (892,660)
Small/Mid Cap Growth Opportunities Fixed Income Clearing Corporation 1,300,000 (1,326,094)
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Small Cap Growth Opportunities $3,709,041 $3,965,237
Small Cap Select 12,619,094 12,228,717
Small Cap Value 2,899,686 2,998,794
Small/Mid Cap Growth Opportunities 1,645,100 1,678,796
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Value
$ 2,527,858,742 $ 2,832,849,809
Large Cap Select
32,031,623 37,314,236
Mid Cap Value Opportunities
76,671,091 200,206,389
Small Cap Growth Opportunities
249,145,890 217,943,890
Small Cap Select
348,015,454 137,268,031
Small Cap Value
61,546,080 234,345,029
Small/Mid Cap Growth Opportunities
203,545,131 236,720,823

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
10/31/25
Year Ended
10/31/24
Dividend Value Shares Value Shares Value
Subscriptions:
Class A 528,586 $7,721,827 572,319 $8,320,557
Class A - automatic conversion of Class C 121 1,683 168 2,474
Class C 41,383 616,223 27,453 380,250
Class R6 23,096,115 341,828,240 16,854,028 257,374,380
Class I 600,156 8,973,862 688,530 10,190,956
Total subscriptions 24,266,361 359,141,835 18,142,498 276,268,617
Reinvestments of distributions:
Class A 2,375,687 34,546,507 1,232,795 17,205,529
Class C 52,447 741,192 28,014 376,200
Class R6 15,928,301 238,550,892 8,699,807 125,348,401
Class I 1,778,024 26,342,984 1,020,199 14,519,774
Total reinvestments of distributions 20,134,459 300,181,575 10,980,815 157,449,904
Redemptions:
Class A (4,006,909) (58,260,054) (3,373,772) (48,942,526)
Class C (151,567) (2,148,287) (196,341) (2,779,980)
Class C - automatic conversion to Class A (125) (1,683) (173) (2,474)
Class R6 (38,544,125) (585,473,779) (34,705,615) (521,546,646)
Class I (3,956,136) (58,872,295) (4,436,815) (65,562,505)
Total redemptions (46,658,862) (704,756,098) (42,712,716) (638,834,131)
Net increase (decrease) (2,258,042) $(45,432,688) (13,589,403) $(205,115,610)

Notes to Financial Statements
(continued)
Year Ended
10/31/25
Year Ended
10/31/24
Large Cap Select Shares Value Shares Value
Subscriptions:
Class A 40,325 $1,657,204 39,588 $1,527,867
Class A - automatic conversion of Class C 13 573 148 6,270
Class C 3,265 125,391 5,960 212,602
Class I 8,071 337,546 74,628 2,686,449
Total subscriptions 51,674 2,120,714 120,324 4,433,188
Reinvestments of distributions:
Class A 88,617 3,711,571 16,239 583,022
Class C 4,701 170,777 804 25,413
Class I 26,009 1,107,084 5,330 194,287
Total reinvestments of distributions 119,327 4,989,432 22,373 802,722
Redemptions:
Class A (69,983) (2,886,438) (85,045) (3,307,432)
Class C (14,152) (498,201) (14,263) (515,515)
Class C - automatic conversion to Class A (15) (573) (167) (6,270)
Class I (87,938) (3,549,777) (54,656) (2,202,668)
Total redemptions (172,088) (6,934,989) (154,131) (6,031,885)
Net increase (decrease) (1,087) $175,157 (11,434) $(795,975)
Year Ended
10/31/25
Year Ended
10/31/24
Mid Cap Value Opportunities Shares Value Shares Value
Subscriptions:
Class A 67,814 $3,776,139 109,642 $5,837,095
Class C 2,654 144,156 4,142 202,775
Class R6 127,250 7,107,308 301,381 16,407,613
Class I 470,485 25,767,497 666,662 36,162,325
Total subscriptions 668,203 36,795,100 1,081,827 58,609,808
Reinvestments of distributions:
Class A 56,793 3,206,326 37,898 1,961,034
Class C 3,174 165,398 2,643 125,640
Class R6 40,783 2,322,470 22,652 1,185,733
Class I 285,053 16,187,589 208,877 10,888,682
Total reinvestments of distributions 385,803 21,881,783 272,070 14,161,089
Redemptions:
Class A (199,191) (11,073,570) (252,208) (13,450,023)
Class C (32,942) (1,711,101) (35,218) (1,723,320)
Class R6 (188,603) (10,649,102) (241,991) (13,179,161)
Class I (2,525,854) (142,234,813) (1,845,338) (99,714,414)
Total redemptions (2,946,590) (165,668,586) (2,374,755) (128,066,918)
Net increase (decrease) (1,892,584) $(106,991,703) (1,020,858) $(55,296,021)
Year Ended
10/31/25
Year Ended
10/31/24
Small Cap Growth Opportunities Shares Value Shares Value
Subscriptions:
Class A 445,364 $11,877,850 330,498 $7,915,214
Class R6 1,041,107 42,112,419 74,719 2,425,626
Class I 1,397,476 52,198,057 796,503 25,394,413
Total subscriptions 2,883,947 106,188,326 1,201,720 35,735,253
Redemptions:
Class A (438,452) (11,519,752) (489,758) (11,751,385)
Class R6 (57,508) (2,159,431) (21,246) (680,696)
Class I (1,439,099) (49,929,846) (811,716) (25,381,764)
Total redemptions (1,935,059) (63,609,029) (1,322,720) (37,813,845)
Net increase (decrease) 948,888 $42,579,297 (121,000) $(2,078,592)

Year Ended
10/31/25
Year Ended
10/31/24
Small Cap Select Shares Value Shares Value
Subscriptions:
Class A 380,166 $3,932,134 276,562 $2,684,004
Class R6 13,343,774 215,413,241 57,850 797,219
Class I 3,277,024 49,119,576 3,213,598 47,003,044
Total subscriptions 17,000,964 268,464,951 3,548,010 50,484,267
Reinvestments of distributions:
Class A 153,105 1,691,372 — —
Class R6 3,664 58,791 — —
Class I 137,123 2,193,392 — —
Total reinvestments of distributions 293,892 3,943,555 — —
Redemptions:
Class A (907,447) (9,355,200) (1,224,215) (11,894,959)
Class R6 (74,672) (1,141,294) (266,645) (3,680,632)
Class I (2,280,596) (34,739,727) (1,366,605) (18,453,149)
Total redemptions (3,262,715) (45,236,221) (2,857,465) (34,028,740)
Net increase (decrease) 14,032,141 $227,172,285 690,545 $16,455,527
Year Ended
10/31/25
Year Ended
10/31/24
Small Cap Value Shares Value Shares Value
Subscriptions:
Class A 392,969 $12,161,386 397,344 $11,286,403
Class A - automatic conversion of Class C 4 115 — —
Class C 8,432 220,866 13,764 315,947
Class R6 263,703 8,786,847 698,972 20,823,329
Class I 395,040 12,767,676 863,054 25,462,480
Total subscriptions 1,060,148 33,936,890 1,973,134 57,888,159
Reinvestments of distributions:
Class A 31,661 994,153 22,881 643,857
Class C 2,473 64,714 643 15,084
Class R6 5,838 191,435 49,598 1,456,201
Class I 57,390 1,869,761 71,129 2,076,968
Total reinvestments of distributions 97,362 3,120,063 144,251 4,192,110
Redemptions:
Class A (684,487) (21,317,695) (950,474) (27,279,931)
Class C (259,898) (6,714,292) (275,466) (6,458,050)
Class C - automatic conversion to Class A (4) (115) — —
Class R6 (4,131,723) (144,531,533) (1,345,599) (39,346,228)
Class I (1,102,468) (36,018,457) (4,451,890) (126,368,325)
Total redemptions (6,178,580) (208,582,092) (7,023,429) (199,452,534)
Net increase (decrease) (5,021,070) $(171,525,139) (4,906,044) $(137,372,265)
Year Ended
10/31/25
Year Ended
10/31/24
Small/Mid Cap Growth Opportunities Shares Value Shares Value
Subscriptions:
Class A 177,220 $4,559,564 242,019 $5,796,258
Class R6 8,878 383,492 16,243 629,916
Class I 117,194 4,728,863 134,205 5,044,342
Total subscriptions 303,292 9,671,919 392,467 11,470,516
Redemptions:
Class A (897,771) (23,552,851) (1,201,333) (28,959,885)
Class R6 (8,294) (336,937) (23,783) (902,819)
Class I (466,454) (19,435,155) (473,011) (17,227,706)
Total redemptions (1,372,519) (43,324,943) (1,698,127) (47,090,410)
Net increase (decrease) (1,069,227) $(33,653,024) (1,305,660) $(35,619,894)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in passive foreign investment companies, net operating losses, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 2,567,760,077 $ 692,410,362 $ (80,563,890) $ 611,846,472
Large Cap Select
31,866,654 18,485,025 (932,382) 17,552,643
Mid Cap Value Opportunities
241,335,992 118,172,891 (13,194,657) 104,978,234
Small Cap Growth Opportunities
259,507,235 72,181,037 (12,883,370) 59,297,667
Small Cap Select
352,427,944 48,362,251 (13,183,944) 35,178,307
Small Cap Value
212,962,160 75,365,209 (20,769,499) 54,595,710
Small/Mid Cap Growth Opportunities
143,129,172 32,892,926 (7,544,805) 25,348,121
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 350,839 $ 183,264,604 $ 611,848,894 $ (6,559,814) $ — $ (192,309) $ 788,712,214
Large Cap Select
84,437 3,118,798 17,552,643 — — — 20,755,878
Mid Cap Value Opportunities
4,616,975 39,932,151 104,978,234 — — (14,607) 149,512,753
Small Cap Growth
Opportunities
— 17,519,416 59,297,667 — (606,001) — 76,211,082
Small Cap Select
348,817 10,259,738 35,178,307 — — (10,195) 45,776,667
Small Cap Value
1,629,811 — 54,595,640 (113,662,090) — (32,743) (57,469,382)
Small/Mid Cap Growth
Opportunities
— 18,275,581 25,348,121 — (650,730) (34,412) 42,938,560
10/31/25 10/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Dividend Value
$ 104,308,439 $ 199,062,437 $ 52,162,192 $ 107,060,042
Large Cap Select
2,039,368 3,522,481 240,114 672,466
Mid Cap Value Opportunities
5,051,882 17,810,253 5,258,926 9,543,667
Small Cap Growth Opportunities
— — — —
Small Cap Select
254,346 3,746,111 — —
Small Cap Value
4,168,688 — 5,011,509 —
Small/Mid Cap Growth Opportunities
— — — —

As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund Short-Term Long-Term Total
Dividend Value
1
$ 6,559,814 $ — $ 6,559,814
Large Cap Select — — —
Mid Cap Value Opportunities — — —
Small Cap Growth Opportunities — — —
Small Cap Select — — —
Small Cap Value 82,370,827 31,291,263 113,662,090
Small/Mid Cap Growth Opportunities — — —
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.
Fund
Utilized
Dividend Value
$ 2,361,442
Large Cap Select
—
Mid Cap Value Opportunities
—
Small Cap Growth Opportunities
7,602,362
Small Cap Select
—
Small Cap Value
50,499,301
Small/Mid Cap Growth Opportunities
13,588,332
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap Value
Opportunities
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
Small/Mid  Cap
Growth
Opportunities
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6500% 0.6500% 0.6500% 0.6000%
For the next $125 million 0.4875 0.4875 0.5875 0.6375 0.6375 0.6375 0.5875
For the next $250 million 0.4750 0.4750 0.5750 0.6250 0.6250 0.6250 0.5750
For the next $500 million 0.4625 0.4625 0.5625 0.6125 0.6125 0.6125 0.5625
For the next $1 billion 0.4500 0.4500 0.5500 0.6000 0.6000 0.6000 0.5500
For the next $3 billion 0.4250 0.4250 0.5250 0.5750 0.5750 0.5750 0.5250
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5500 0.5500 0.5500 0.5000
For the next $2.5 billion 0.3875 0.3875 0.4875 0.5375 0.5375 0.5375 0.4875
For net assets over $10
billion 0.3750 0.3750 0.4750 0.5250 0.5250 0.5250 0.4750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with approval of shareholders of each Fund.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Fund
Complex-Level Fee
Dividend Value
0.1559%
Large Cap Select
0.1559
Mid Cap Value Opportunities
0.1559
Small Cap Growth Opportunities
0.1559
Small Cap Select
0.1559
Small Cap Value
0.1559
Small/Mid Cap Growth Opportunities
0.1559
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2027
Large Cap Select 0.80 July 31, 2027
Mid Cap Value Opportunities 0.92 July 31, 2027
Small Cap Growth Opportunities 0.99 July 31, 2027
Small Cap Select 0.99 July 31, 2027
Small Cap Value 0.99 July 31, 2027
Small/Mid Cap Growth Opportunities 0.92 July 31, 2027
Fund
Value
Dividend Value
$ 1,862,178
Large Cap Select
18,613

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds  engaged in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Value
Mid Cap Value Opportunities
$ 133,812
Small Cap Growth Opportunities
296,327
Small Cap Select
209,304
Small Cap Value
189,863
Small/Mid Cap Growth Opportunities
211,397
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ 21,964,675 $ 17,505,784 $ 700,106
Large Cap Select
109,336 141,733 11,440
Mid Cap Value Opportunities
— — —
Small Cap Growth Opportunities
1,303,502 — —
Small Cap Select
7,442,509 — —
Small Cap Value
— — —
Small/Mid Cap Growth Opportunities
4,658,032 8,082,929 2,822,453
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Dividend Value
$ 63,002 $ 55,789
Large Cap Select
8,158 7,403
Mid Cap Value Opportunities
13,537 11,852
Small Cap Growth Opportunities
24,267 21,217
Small Cap Select
34,905 30,399
Small Cap Value
12,901 11,777
Small/Mid Cap Growth Opportunities
16,252 14,267

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
Fund
Commission
Advances
(Unaudited)
Dividend Value
$ 3,644
Large Cap Select
1,714
Mid Cap Value Opportunities
809
Small Cap Growth Opportunities
776
Small Cap Select
28
Small Cap Value
5,537
Small/Mid Cap Growth Opportunities
67
Fund
12b-1 Fees
Retained
(Unaudited)
Dividend Value
$ 1,044
Large Cap Select
211
Mid Cap Value Opportunities
964
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
4,017
Small/Mid Cap Growth Opportunities
—
Fund
CDSC
Retained
(Unaudited)
Dividend Value
$ 1,261
Large Cap Select
81
Mid Cap Value Opportunities
6
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
156
Small/Mid Cap Growth Opportunities
28

9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average interest rate on the
Borrowings were as follows:
Dividend
Value
Small Cap
Select
Nuveen Lifecycle Retirement Income Fund —%* —%*
Nuveen Lifecycle 2010 Fund 1 —*
Nuveen Lifecycle 2015 Fund 1 1
Nuveen Lifecycle 2020 Fund 3 2
Nuveen Lifecycle 2025 Fund 5 3
Nuveen Lifecycle 2030 Fund 7 5
Nuveen Lifecycle 2035 Fund 10 7
Nuveen Lifecycle 2040 Fund 14 9
Nuveen Lifecycle 2045 Fund 12 8
Nuveen Lifecycle 2050 Fund 10 7
Nuveen Lifecycle 2055 Fund 6 4
Nuveen Lifecycle 2060 Fund 3 2
Nuveen Lifecycle 2065 Fund 1 —*
Nuveen Lifestyle Aggressive Growth Fund 1 1
Nuveen Lifestyle Conservative Fund —* —*
Nuveen Lifestyle Growth Fund 1 —
Nuveen Lifestyle Income Fund —* —*
Nuveen Lifestyle Moderate Fund 1 1
Nuveen Managed Allocation Fund 2 1
* Rounds to less than 1%
Fund
Maximum
Outstanding
Balance
Dividend Value
$ —
Large Cap Select
2,597
Mid Cap Value Opportunities
—
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
—
Small/Mid Cap Growth Opportunities
—

Notes to Financial Statements
(continued)
Borrowings outstanding as of the end of the reporting period, if any, are recognized as "Borrowings" on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Dividend Value
— $ — — %
Large Cap Select
2 2,597 5.53
Mid Cap Value Opportunities
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
— — —
Small Cap Value
— — —
Small/Mid Cap Growth Opportunities
— — —

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Dividend Value
$ 211,314,746
Large Cap Select
3,776,261
Mid Cap Value Opportunities
26,746,866
Small Cap Growth Opportunities
667,896
Small Cap Select
4,130,697
Small Cap Value
—
Small/Mid Cap Growth Opportunities
—
Fund Percentage
Dividend Value
49 .8%
Large Cap Select
25 .6
Mid Cap Value Opportunities
100 .0
Small Cap Growth Opportunities
–
Small Cap Select
100 .0
Small Cap Value
100 .0
Small/Mid Cap Growth Opportunities
–
Fund Percentage
Dividend Value
53 .6%
Large Cap Select
26 .5
Mid Cap Value Opportunities
100 .0
Small Cap Growth Opportunities
–
Small Cap Select
100 .0
Small Cap Value
100 .0

Important Tax Information
(continued)
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
Small/Mid Cap Growth Opportunities
–
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Dividend Value
1 .0% 1 .0%
Large Cap Select
0 .3 —
Mid Cap Value Opportunities
0 .3 —
Small Cap Growth Opportunities
— —
Small Cap Select
3 .2 —
Small Cap Value
0 .6 —
Small/Mid Cap Growth Opportunities
— —
Fund Percentage
Dividend Value
0 .5%
Large Cap Select
0 .3
Mid Cap Value Opportunities
1 .5
Small Cap Growth Opportunities
–
Small Cap Select
4 .9
Small Cap Value
2 .1
Small/Mid Cap Growth Opportunities
–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The special meeting of shareholders was held virtually on January 9, 2025 for Nuveen Mid Cap Value 1 Fund (the “Fund”). At the meeting, shareholders were asked to approve the proposed reorganization of the Fund into Nuveen Mid Cap Value Fund, a series of TIAA-CREF Funds, that was previously approved by the Board of Directors of the Fund in September 2024. The meeting was subsequently adjourned to February 10, 2025, and additionally adjourned to March 5, 2025. At the meeting held on March 5, 2025, shareholders of the Fund did not approve the proposed reorganization.

The Vote totals are set forth below.

The vote results in the reorganization of Nuveen Mid Cap Value 1 Fund were as follows:	Nuveen Mid Cap Value 1 Fund
For	3,687,338
Withhold	158,630
Abstain	203,491
Total	4,049,459

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors (all of whom are independent) by each Fund is reported as “Directors fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by each Fund is reported as “Directors fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Dividend Value Fund

Nuveen Large Cap Select Fund

Nuveen Mid Cap Value Opportunities Fund

Nuveen Small Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Nuveen Small Cap Value Fund

Nuveen Small/Mid Cap Growth Opportunities Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of Nuveen Investment Funds, Inc. approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

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providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

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For Nuveen Dividend Value Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-and three-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Large Cap Select Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and third quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Mid Cap Value Opportunities Fund (formerly, Nuveen Mid Cap Value 1 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2024, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and second quartile for the five-year period ended December 31, 2024. In its review, the Board also approved a name change for the Fund to Nuveen Mid Cap Value Opportunities Fund and related investment policy changes effective July 1, 2025. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Small Cap Growth Opportunities Fund, the Board considered that the Fund outperformed its benchmark for the one-, three-and five-year periods ended December 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one-and three-year periods ended December 31, 2024 and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Small Cap Select Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. The Fund also ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024 and second quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Small Cap Value Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Small/Mid Cap Growth Opportunities Fund (formerly, Nuveen Mid Cap Growth Opportunities Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for such periods. The Board further considered that effective February 28, 2025, the Fund changed its name and certain investment strategies, and performance prior to such date would not reflect the foregoing changes. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including management’s discussion of performance and changes to investment strategies for the Fund, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•For Nuveen Dividend Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate matched the Expense Group median, and the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•For Nuveen Large Cap Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. Although the Fund’s contractual management fee rate and net total expense ratio were above the Expense Universe median, the Fund’s actual management fee rate was below the Expense Universe median.

•For Nuveen Mid Cap Value Opportunities Fund (formerly, Nuveen Mid Cap Value 1 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s net total expense ratio was above the Expense Universe median, the Fund’s contractual management fee rate matched the Expense Universe median, and actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•For Nuveen Small Cap Growth Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and the Fund’s net total expense ratio was approximately the same as the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were each also below the Expense Universe median, and the Fund’s net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

•For Nuveen Small Cap Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median, and the actual management fee rate was below the Expense Universe median.

•For Nuveen Small Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate was essentially the same as the Expense Group median, and the actual management fee rate and net total expense ratio were each below the Expense Group median, respectively. The Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median, and the Fund’s actual management fee rate was below the Expense Universe median.

•For Nuveen Small/Mid Cap Growth Opportunities Fund (formerly, Nuveen Mid Cap Growth Opportunities Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate was essentially the same as the Expense Group median, the actual management fee rate was below the Expense Group median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were also each below the Expense Universe median, and the Fund’s net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

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3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: January 7, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 7, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: January 7, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)